UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

Turner Funds P.O. Box 219805 Kansas City, MO 64121-9805
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30, 2009

Date of reporting period:	September 30, 2009

Item 1.   Reports to Stockholders.

Annual Report

September 30, 2009

Alternative equity fund

Turner Spectrum Fund

U.S. growth equity funds

Turner Concentrated Growth Fund

Turner Core Growth Fund

Turner Emerging Growth Fund

Turner Large Cap Growth Fund

Turner Midcap Growth Fund

Turner New Enterprise Fund

Turner Small Cap Growth Fund

Quantitative equity funds

Turner Quantitative Broad Market Equity Fund

Turner Quantitative Large Cap Value Fund

International equity fund

Turner International Core Growth Fund

Core equity funds

Turner Midcap Equity Fund

Turner Small Cap Equity Fund

Contents

2	Letter to shareholders

6	Total returns of Turner Funds

8	Investment review: Turner Spectrum Fund

9	Investment review: Turner Concentrated Growth Fund

10	Investment review: Turner Core Growth Fund

11	Investment review: Turner Emerging Growth Fund

12	Investment review: Turner Large Cap Growth Fund

13	Investment review: Turner Midcap Growth Fund

14	Investment review: Turner New Enterprise Fund

15	Investment review: Turner Small Cap Growth Fund

16	Investment review: Turner Quantitative Broad Market Equity Fund

17	Investment review: Turner Quantitative Large Cap Value Fund

18	Investment review: Turner International Core Growth Fund

19	Investment review: Turner Midcap Equity Fund

20	Investment review: Turner Small Cap Equity Fund

21	Schedules of investments

54	Financial statements

74	Notes to financial statements

83	Report of independent registered public accounting firm

84	Notice to shareholders

85	Trustees and officers of the Trust

86	Disclosure of fund expenses

Turner Funds

As of September 30, 2009, the Turner Funds offered a series of 13 mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $25,000 for the Turner Quantitative Large Cap Value Fund and $100,000 for the Turner Spectrum Fund) for regular accounts and $100,000 (with the exception of $10,000 for the Turner Quantitative Large Cap Value Fund) for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares (and Class C Shares of the Turner Spectrum Fund) is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the Funds (other than the Turner Small Cap Equity Fund and Turner Midcap Equity Fund). Turner Investment Partners, Inc., founded in 1990, manages more than $17 billion in stock investments as of September 30, 2009. Turner Investment Management LLC, a subsidiary of Turner Investment Partners, Inc., serves as the investment adviser for the Turner Small Cap Equity Fund and Turner Midcap Equity Fund.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our Web site, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2009 ANNUAL REPORT 1

LETTER TO SHAREHOLDERS

To our shareholders

As Charles Dickens might have put it if he were a Wall Street Journal reporter, it was the best of stock markets, it was the worst of stock markets.

The market in the 12-month period ended September 30, 2009, was both nastier than your average bear in the first six months and more robust than your average bull in the subsequent six months. In the first six months, the market, as represented by the S&P 500 Index, plummeted 30.54%, a continuation of a bear market that produced a loss of more than 56% from peak to trough over 17 months. But in the final six months of the period, the market reversed direction dramatically, soaring 34.02% in registering an average daily gain of about 0.3% — a daily gain nearly three times higher than the previous record set in 1982. However, for the entire 12-month period, the downside trumped the upside, with the S&P 500 Index losing 6.91%.

In our last letter, in the 2009 Turner Funds Semiannual Report, we offered the view that the stock market could break into bullish territory once signs became more evident that the economy was improving. And that's exactly what happened.

Signs point to recovery

Although the end of a recession is apparent only in retrospect, it appears that the worst recession in modern times is history, thanks partly to massive economic-stimulus programs by governments around the world and the continuing economic vitality of emerging nations like China, India, and Brazil. Among the recent encouraging signs of an improving domestic economy: corporate earnings reports are relatively upbeat and, in our analysis, are likely to rise at double-digit rates in both 2010 and 2011; industrial production is climbing; banks are repaying the billions of dollars they borrowed from the federal government during the financial crisis; the housing market is stabilizing; and consumers are showing more willingness to spend on discretionary goods and services such as apparel, electronics, and restaurants. According to what we've read, most economists now forecast that the world economy will expand 3-5% next year.

As the economy began to revive in the second half of the period, investors' risk aversion inversely declined. Up until then, burnt-fingered investors hesitated to touch even the stocks of the best growth companies whose price/earnings ratios had shriveled to the single digits. But beginning in March, a new tolerance for risk emerged. For instance, in many cases, small stocks that had lost the most previously and had the weakest fundamentals soared like fireworks in the sky, appreciating more than 100%. And the realization sank in among investors that the price to be paid for remaining extremely risk averse was steep, that keeping assets parked in safe havens like money-market funds and Treasury securities would likely lead to returns of near-skeletal leanness. In March, the average interest rate for money-market accounts nationally was below 2% and the one-year Treasury note was yielding 0.54%, according to Bankrate.com. In contrast, stocks stacked up relatively well just as a source of income, with S&P 500 Index shares in aggregate paying an annual dividend of more than 3%.

In that best-of-markets, worst-of-markets environment, the performance of our 13 stock funds followed a similar pattern, as mixed as a dry martini. In the first six months of the period, our funds recorded losses ranging from 25.83% to 37.66%. In the following six months, our funds rebounded vigorously, gaining from 26.67% to 50.36%. But for the most part, the gains weren't enough to offset the losses sustained in the first half. Altogether, for the entire 12-month period, 10 of our funds recorded negative returns. Even so, five of our funds — the Turner New Enterprise Fund, the Turner Small Cap Growth Fund, the newly launched Turner Spectrum Fund, the Turner International Core Growth Fund, and the Turner Quantitative Broad Market Equity Fund — beat at least one of their benchmarks for the period.

Heartened and chagrined

For our part, we are heartened that our funds did well in the second half . . . and chagrined that our funds' performance wasn't better for the entire 12-month period. And just as we didn't gloat in 2007 when most of our funds outperformed, we will refrain from making excuses when most of our funds underperformed in this most recent 12-month period. Instead, we shall simply try to tell in as straightforward a manner as possible how our funds performed and the reasons for that performance. Our commitment to you has always included candor in both good times and bad, so this letter, like previous ones, will seek to tell it the way it seems to us to be, for better or worse, for our growth, international, core, and value funds.

As we see it, here, briefly, is why our funds performed as they did:

Our growth and international funds have tended to do best in a flat or rising stock market. Since the market on balance was neither flat nor rising, most of our growth and international funds struggled unsuccessfully to deliver positive returns. But, as noted, they rebounded sharply as the market turned distinctly bullish. And if the market retains its bullish bias, we think our growth and international funds should continue to shine, and more of them may beat their benchmarks going forward.

Our two core funds emphasized stocks of companies with low betas, solid cash flows, and ample assets on their balance sheets. But the stocks that did best by far during the period tended to have high betas and weak balance

2 TURNER FUNDS 2009 ANNUAL REPORT

September 30, 2009

sheets. Many of the top-performing stocks in our core funds' small- and mid-cap universes were companies that had refinanced their debt, and the market, anticipating an improvement in their financial condition, rewarded them lavishly in the second half of the period. The investment process of our core funds generally didn't lead us to such companies, and as a result the Turner Midcap Equity Fund and the Turner Small Cap Equity Fund trailed their indexes.

Likewise, the performance of our two quantitative funds, the Turner Quantitative Broad Market Equity Fund and the Turner Quantitative Large Cap Value Fund, was impaired by the superior relative performance of stocks that our quant model classified as having poor fundamentals. To the extent that our quantitative model didn't take into account factors that had nothing to do with fundamentals — factors such as the biggest percentage decline in stock price over the previous year — the results of the funds suffered. Even so, the Turner Quantitative Broad Market Equity Fund's return, although negative, exceeded the benchmarks, due to good stock selection by our quantitative model in some major market sectors.

Total returns
12-month period ended September 30, 2009
Alternative equity fund
Turner Spectrum Fund, Institutional Class (TSPEX)	8.10	%†
S&P 500 Index	17.59	†
Barclays Capital U.S. Aggregate Bond Index	5.05	†
Lipper Long/Short Equity Funds Classification	12.16	†
U.S. growth equity funds
Turner Concentrated Growth Fund (TTOPX)	-2.99
Russell 1000 Growth Index	-1.85
Turner Core Growth Fund, Institutional Class (TTMEX)	-3.97
Russell 1000 Growth Index	-1.85
Turner Emerging Growth Fund, Investor Class (TMCGX)	-15.58
Russell 2000 Growth Index	-6.32
Turner Large Cap Growth Fund, Institutional Class (TSGEX)	-3.52
Russell Top 200 Growth Index	-2.33
Russell 1000 Growth Index	-1.85
Turner Midcap Growth Fund, Investor Class (TMGFX)	-0.57
Russell Midcap Growth Index	-0.40
Turner New Enterprise Fund (TBTBX)	6.25
NASDAQ Composite Index	2.54
Turner Small Cap Growth Fund (TSCEX)	-4.84
Russell 2000 Growth Index	-6.32
Quantitative equity funds
Turner Quantitative Broad Market Equity Fund, Institutional Class (TBMEX)	-3.95%
Russell 3000 Index	-6.42
S&P 500 Index	-6.91
Turner Quantitative Large Cap Value Fund, Institutional Class (TLVFX)	-14.88
Russell 1000 Value Index	-10.62
International equity fund
Turner International Core Growth Fund, Institutional Class (TICGX)	0.71
MSCI World Growth ex-U.S. Index	-0.99
Core equity funds
Turner Midcap Equity Fund, Investor Class (TMCFX)	-12.31
Russell Midcap Index	-3.55
Turner Small Cap Equity Fund, Investor Class (TSEIX)	-14.78
Russell 2000 Index	-9.55

†  Returns are from the fund's inception date, May 7, 2009.

(Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance. For more details on the performance of each fund during the 12-month period, see the Investment review beginning on page 8.)

Saying the same things

Happily, the results of our funds over the long term — since their inception — are much better than they were over the past 12 months. Eight of our 12 funds that have been in existence for more than one year have beaten at least one of their benchmarks since inception. In communicating that record of long-term performance, we take comfort from this observation by the American physician and author Oliver Wendell Holmes Sr. in 1891: "What if one does say the same things — of course, in a little different form each time — over and over? If he has anything to say worth saying, that is just what he ought to do."

We think we have something worth saying: the best measure of the merit of a mutual fund is how it has performed over the longest possible time span, so the majority of our funds have proven their merit, in our view. Cultivating a long-term time horizon is especially worthwhile when we've endured a 12-month period that has been as unfavorable for stocks as this 12-month period has been. (For that matter, we've suffered through a decade that threatens to be the worst ever for stocks; as of September 30, the S&P 500 Index is down an annualized

TURNER FUNDS 2009 ANNUAL REPORT 3

LETTER TO SHAREHOLDERS (continued)

1.57% in the 2000s, a bigger loss than even in the 1930s, in the midst of the Great Depression.)

One reason why we think our funds have performed well over time is blatant self-interest: our own money is on the line. We encourage our portfolio managers to invest in the funds they run. If it's true that there are more important things in life than a little money, and one of them is a lot of money, then we think having our portfolio managers invest in their own funds is critical to ensuring that they will be focused on producing the best results possible. That way, their interests are most likely to be in synch with the interests of you, our shareholders.

Spectrum: our new fund

The newest fund in which some of our portfolio managers are putting their money is the Turner Spectrum Fund. The fund, introduced on May 7, seeks to capitalize on both rising and falling stock prices. We think it provides the diversification of a multi-manager fund — six long/short investments in all — and has relatively modest fees, without the extra layer of charges levied by many hedge funds.

We think a prime advantage of the Spectrum Fund is that it gives us the opportunity to add extra return from a broader spectrum of the market — hence the fund's name; we are free to choose from a range of stocks that we think have either good return potential (in our long positions) or poor return potential (in our short positions). As we see it, the Spectrum Fund is comparable to a golfer who benefits from having access to all 14 clubs in his bag, in contrast to a traditional mutual fund that holds only long positions, which is like a golfer who's limited to just six or seven clubs.

As for the market environment that the Spectrum Fund and our other funds will encounter, we think it's likely to be much better in the near term and over the next 10 years than it has been in the past 12 months and 10 years. In the near term, we think if employment improves, it should be reflected positively in the economy and earnings, helping to propel the market higher. We're optimistic about earnings partly because we think companies have considerable earnings leverage — more leverage than may be generally supposed. Companies have cut costs aggressively, so if revenue growth picks up in concert with an accelerating world economy, operating margins should also rise, in our estimation.

As earnings gradually improve, we think the rally in low-quality stocks that kicked off this new bull market should be superseded by an increasingly high correlation between good stock returns and companies reporting above-average rates of earnings growth. In short, we expect high quality and fundamentals to matter more and more, and we expect a classic stock picker's market. If we can in fact pick good stocks, which we regard as our forte, it could prove to be the best of markets for our funds going forward.

Thankfully, the worst of markets in this decade — which we've characterized as the Terrible 2000s — is coming to an end. Even though the Terrible 2000s have been dismal for stocks, they've failed to unravel our conviction that stocks remain the best wealth-building investment over time. If it's true that time is an investor's best friend, and if history is any criterion, we think patient, long-term investing is likely to be rewarded more fully in the next decade. And we look forward to reporting just how rewarding our funds prove to be for you (and for us).

Bob Turner

Chairman and Chief Investment Officer
Turner Investment Partners

Past performance is no guarantee of future results. The views expressed are those of Turner Investment Partners as of September 30, 2009, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

4 TURNER FUNDS 2009 ANNUAL REPORT

September 30, 2009

Lipper Inc. performance rankings of mutual funds with at least three years of history

Periods ending September 30, 2009

	One year	Two years	Three years	Four years	Five years	Seven years	Ten years
Large-Cap Growth Funds
Turner Core Growth Fund, Institutional Class Shares
Ranking versus competitors	481/814	655/759	540/698	413/641	128/582	40/494	—
Percentile ranking	59	86	77	64	22	8	—
Investor Class Shares
Ranking versus competitors	498/814	669/759	564/698	449/641	—	—	—
Percentile Ranking	61	88	81	70	—	—	—
Turner Large Cap Growth Fund Institutional Class Shares
Ranking versus competitors	435/814	725/759	665/698	610/641	557/582	402/494	—
Percentile ranking	53	96	95	95	96	81	—
Large-Cap Core Funds
Turner Quantitative Large Cap Value Fund Institutional Class Shares
Ranking versus competitors	896/904	723/823	623/760	—	—	—	—
Percentile ranking	99	88	82	—	—	—	—
Multi-Cap Growth Funds
Turner Concentrated Growth Fund
Ranking versus competitors	240/478	417/431	313/384	258/338	201/320	172/284	155/160
Percentile ranking	50	97	82	76	63	61	97
Turner Midcap Growth Fund, Investor Class Shares
Ranking versus competitors	173/478	220/431	121/384	118/338	73/320	51/284	47/160
Percentile ranking	36	51	32	35	23	18	29
Retirement Class Shares
Ranking versus competitors	181/478	231/431	127/384	129/338	86/320	72/284	—
Percentile ranking	38	54	33	38	27	25	—
Science and Technology Funds
Turner New Enterprise Fund
Ranking versus competitors	111/148	132/143	76/133	62/124	36/120	9/105	—
Percentile Ranking	75	92	57	50	30	9	—
Small-Cap Growth Funds
Turner Emerging Growth Fund Investor Class Shares
Ranking versus competitors	542/568	332/537	254/489	230/453	121/404	56/344	1/212
Percentile ranking	95	62	52	51	30	16	0
Turner Small Cap Growth Fund
Ranking versus competitors	239/568	153/537	93/489	80/453	128/404	32/344	116/212
Percentile ranking	42	28	19	18	32	9	55
Small-Cap Core Funds
Turner Small Cap Equity Fund Investor Class Shares
Ranking versus competitors	658/735	600/678	540/608	489/546	448/491	334/403	—
Percentile ranking	90	88	89	90	91	83	—

Source: Lipper Inc.

Total return is ranking criteria. Past performance is no guarantee of future results.

TURNER FUNDS 2009 ANNUAL REPORT 5

PERFORMANCE

Total returns of the Turner Funds

Through September 30, 2009

Current performance may be lower or higher than the performance data quoted. Please call 1.800.224.6312 or visit our website at www.turnerinvestments.com for the most recent month-end performance information.

The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock-market performance. Investing in an index is not possible.

The holdings and sector weightings of the Funds are subject to change. Forward-earnings projections are not predictors of stock price or investment performance, and do not represent past performance. There is no guarantee that the forward-earnings projections will accurately predict the actual earnings experience of any of the companies involved, and there is no guarantee that owning securities of companies with relatively high price-to-earnings ratios will cause the portfolio to outperform its benchmark or index.

The Turner Funds are distributed by SEI Investments Distribution Company, Oaks, Pennsylvania 19456. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in these Funds, can be obtained by calling 1.800.224.6312. Read the prospectus carefully before investing.

Fund name/index	Six months	Year to date	One year	Three years	Five years	Ten years	(Annualized) Since inception		Total net assets ($mil)
Turner Spectrum Fund — Institutional Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	8.10	%*	$8.67
Investor Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	8.00	*	4.56
Class C Shares(1)	n/a	n/a	n/a	n/a	n/a	n/a	8.22	*	—
S&P 500 Index	n/a	n/a	n/a	n/a	n/a	n/a	17.59	*
Barclays Capital U.S. Aggregate Bond Index	n/a	n/a	n/a	n/a	n/a	n/a	5.05	*
Lipper Long/Short Equity Funds Classification	n/a	n/a	n/a	n/a	n/a	n/a	12.16	*
Inception date: 5/7/09
Turner Concentrated Growth Fund	45.63%	43.93%	-2.99%	-6.76%	1.14%	-4.53%	-1.24		39.97
Russell 1000 Growth Index	32.58	27.11	-1.85	-2.50	1.86	-2.56	-2.85
Inception date: 6/30/99
Turner Core Growth Fund — Institutional Class Shares	32.75	30.14	-3.97	-4.79	2.67	n/a	0.10		381.28
Investor Class Shares(2)	32.48	29.87	-4.21	-5.06	n/a	n/a	-1.43		252.92
Russell 1000 Growth Index	32.58	27.11	-1.85	-2.50	1.86	n/a	-1.27
Inception date: 2/28/01
Turner Emerging Growth Fund(8) — Institutional Class Shares(3)	35.61	n/a	n/a	n/a	n/a	n/a	32.79	*	243.79
Investor Class Shares	35.40	21.76	-15.58	-3.96	3.53	13.22%	18.72		188.81
Russell 2000 Growth Index	43.06	29.12	-6.32	-2.60	2.91	1.10	1.04
Inception date: 2/27/98
Turner Large Cap Growth Fund — Institutional Class Shares	30.09	28.20	-3.52	-7.26	-1.56	n/a	-8.30		94.66
Investor Class Shares(4)	29.88	27.99	-3.73	n/a	n/a	n/a	-10.48		1.47
Russell Top 200 Growth Index	29.31	23.63	-2.33	-2.21	1.29	n/a	-6.00
Russell 1000 Growth Index	32.58	27.11	-1.85	-2.50	1.86	n/a	-5.24
Inception date: 6/14/00

6 TURNER FUNDS 2009 ANNUAL REPORT

PERFORMANCE (continued)

Fund name/index	Six months	Year to date	One year	Three years	Five years	Ten years	(Annualized) Since inception		Total net assets ($mil)
Turner Midcap Growth Fund(8) — Institutional Class Shares(5)	45.92%	39.68%	-0.31%	n/a	n/a	n/a	-19.72%		$136.07
Investor Class Shares	45.74	39.42	-0.57	-1.97%	4.40%	1.93%	9.48		859.64
Retirement Class Shares(6)	45.58	39.15	-0.79	-2.23	4.02	n/a	4.80		3.89
Russell Midcap Growth Index	41.89	37.12	-0.40	-3.10	3.75	2.18	5.51
Inception date: 10/1/96
Turner New Enterprise Fund(8)	54.55	53.35	6.25	-1.68	5.65	n/a	-5.46		26.32
NASDAQ Composite Index	39.47	35.59	2.54	-1.18	3.12	n/a	-5.94
Inception date: 6/30/00
Turner Small Cap Growth Fund(8)	43.66	31.03	-4.84	-1.29	3.37	2.34	10.51		250.86
Russell 2000 Growth Index	43.06	29.12	-6.32	-2.60	2.91	1.10	4.31
Inception date: 2/7/94
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares	35.56	22.21	-3.95	n/a	n/a	n/a	-13.14		0.52
Investor Class Shares	35.62	22.06	-4.09	n/a	n/a	n/a	-13.32		0.01
Russell 3000 Index	35.87	21.19	-6.42	n/a	n/a	n/a	-11.83
S&P 500 Index	34.02	19.26	-6.91	n/a	n/a	n/a	-11.93
Inception date: 6/30/08
Turner Quantitative Large Cap Value Fund — Institutional Class Shares	30.02	7.50	-14.88	-7.10	n/a	n/a	-2.04		0.77
Investor Class Shares(7)	29.84	7.36	n/a	n/a	n/a	n/a	1.67	*	—
Russell 1000 Value Index	37.99	14.85	-10.62	-7.87	n/a	n/a	-1.75
Inception date: 10/10/05
Turner International Core Growth Fund — Institutional Class Shares	50.36	37.10	0.71	n/a	n/a	n/a	-6.00		3.85
Investor Class Shares(7)	50.36	37.10	n/a	n/a	n/a	n/a	33.95	*	—
MSCI World Growth ex-U.S. Index	41.88	25.27	-0.99	n/a	n/a	n/a	-6.41
Inception date: 1/31/07
Turner Midcap Equity Fund — Institutional Class Shares	26.96	13.70	-11.66	n/a	n/a	n/a	-12.66		1.41
Investor Class Shares	26.67	13.43	-12.31	n/a	n/a	n/a	-13.27		0.59
Russell Midcap Index	45.71	32.63	-3.55	n/a	n/a	n/a	-8.33
Inception date: 1/31/07
Turner Small Cap Equity Fund(8) — Institutional Class Shares(3)	33.02	n/a	n/a	n/a	n/a	n/a	27.17	*	5.44
Investor Class Shares	32.88	14.32	-14.78	-9.20	-1.85	n/a	4.50		23.66
Russell 2000 Index	43.95	22.43	-9.55	-4.57	2.41	n/a	4.21
Inception date: 3/4/02

(1)  Commenced operations on July 14, 2009.

(2)  Commenced operations on August 1, 2005.

(3)  Commenced operations on February 1, 2009.

(4)  Commenced operations on January 31, 2007.

(5)  Commenced operations on June 16, 2008.

(6)  Commenced operations on September 24, 2001.

(7)  Commenced operations on October 31, 2008.

(8)  Investing in technology and science companies and small- and mid-capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.

*  Returns of less than one year are cumulative, and not annualized.

Amounts designated as "—" have been rounded to $0 ($mil).

TURNER FUNDS 2009 ANNUAL REPORT 7

INVESTMENT REVIEW

Turner Spectrum Fund

Fund profile

September 30, 2009

■  Ticker symbol TSPEX

  Institutional Class Shares

■  CUSIP #900297664

  Institutional Class Shares

■  Top five holdings††

  (1) Genworth Financial, Cl A

  (2) Pfizer

  (3) Gilead Sciences

  (4) Micron Technology

  (5) Melco Crown Entertainment

■  % in five largest holdings 11.6%†

■  Number of holdings 329††

■  Price/earnings ratio N/A

■  Weighted average market capitalization N/A

■  % of holdings with positive earnings surprises N/A

■  % of holdings with negative earnings surprises N/A

■  Net assets $9 million, Institutional Class Shares

Growth of a $100,000 investment in the
Turner Spectrum Fund, Institutional Class Shares:

May 7, 2009-September 30, 2009*,**

Cumulative total returns (Periods ending September 30, 2009)

	Since inception
Turner Spectrum Fund, Institutional Class Shares	8.10	%**
Turner Spectrum Fund, Investor Class Shares	8.00	%**
Turner Spectrum Fund, Class C Shares	8.22	%***
S&P 500 Index	17.59	%**
Barclays Capital U.S. Aggregate Bond Index	5.05	%**
Lipper Long/Short Equity Funds Classification	12.16	%**

Sector weightings†:

Manager's discussion and analysis

In its first five months of operation, the Turner Spectrum Fund, Institutional Class (TSPEX) produced an 8.10% gain. The fund underperformed the S&P 500 Index's 17.59% advance and the Lipper Long/Short Equity Funds Classification's 12.16% gain but beat the Barclays Capital U.S. Aggregate Bond Index, which was up 5.05%.

The fund, which consists of six Turner long/short strategies that seek to capitalize on both rising and falling stock prices, produced its best relative returns in the financials, consumer-staples, and consumer-discretionary sectors. Information-technology stocks hurt performance the most. The fund was conservatively positioned, with a net long/short exposure of less than 40%. It held broadly diversified positions in large-cap, mid-cap, and small-cap stocks, most of them traded in the U.S. In general, the smaller stocks performed best.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

**  The inception date of the Turner Spectrum Fund (Institutional Class Shares and Investor Class Shares) was May 7, 2009. Cumulative returns, not annualized. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner Spectrum Fund (Class C Shares) was July 14, 2009. Cumulative return, not annualized.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

8 TURNER FUNDS 2009 ANNUAL REPORT

INVESTMENT REVIEW

Turner Concentrated Growth Fund

Fund profile

September 30, 2009

■  Ticker symbol TTOPX

■  CUSIP #87252R862

■  Top five holdings†††

  (1) Alcatel-Lucent

  (2) Micron Technology

  (3) Taiwan Semiconductor Manufacturing

  (4) Apple

  (5) Amazon.com

■  % in five largest holdings 29.5%†

■  Number of holdings 22†††

■  Price/earnings ratio 33.4

■  Weighted average market capitalization $27.92 billion

■  % of holdings with positive earnings surprises 71.4%

■  % of holdings with negative earnings surprises 28.6%

■  Net assets $40 million

Growth of a $10,000 investment in the
Turner Concentrated Growth Fund:

September 30, 1999-September 30, 2009*

Average annual total returns (Periods ending September 30, 2009)

	One year	Three years	Five years	Ten years	Since inception
Turner Concentrated Growth Fund	-2.99%	-6.76%	1.14%	-4.53%	-1.24%
Russell 1000 Growth Index	-1.85%	-2.50%	1.86%	-2.56%	-2.85%

Sector weightings†:

Manager's discussion and analysis

The Turner Concentrated Growth Fund (TTOPX) contains a select few stocks that Turner thinks have the strongest expected earnings power and return potential. Many of the stocks that the fund owned in the 12-month period ended September 30 did prove to have favorable return potential in relative terms. Nevertheless, the fund lost 2.99%, underperforming the Russell 1000 Growth Index's 1.85% decline.

Information-technology, energy, and industrials stocks, a 55% weighting, contributed the most extra return to the fund. Semiconductor, data-networking, energy-services, and semiconductor-capital-equipment stocks produced the best relative results. Altogether, four of the fund's seven sector positions beat their corresponding index sectors. Health-care holdings, a 4% weighting, detracted the most from results, due to sizable losses in biotechnology and contract-research shares.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Concentrated Growth Fund was June 30, 1999.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

TURNER FUNDS 2009 ANNUAL REPORT 9

INVESTMENT REVIEW

Turner Core Growth Fund

Fund profile

September 30, 2009

■  Ticker symbol TTMEX

  Institutional Class Shares

■  CUSIP #900297847

  Institutional Class Shares

■  Top five holdings†††

  (1) Apple

  (2) Cisco Systems

  (3) Gilead Sciences

  (4) Amgen

  (5) PepsiCo

■  % in five largest holdings 17.1%†

■  Number of holdings 73†††

■  Price/earnings ratio 20.4

■  Weighted average market capitalization $47.63 billion

■  % of holdings with positive earnings surprises 72.2%

■  % of holdings with negative earnings surprises 18.1%

■  Net assets $381 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Core Growth Fund, Institutional Class Shares:

February 28, 2001-September 30, 2009*,**

Average annual total returns (Periods ending September 30, 2009)

	One year	Three years	Five years	Since inception
Turner Core Growth Fund, Institutional Class Shares	-3.97%	-4.79%	2.67%	0.10	%**
Turner Core Growth Fund, Investor Class Shares	-4.21%	-5.06%	—	-1.43	%***
Russell 1000 Growth Index	-1.85%	-2.50%	1.86%	-1.27	%**

Sector weightings†:

Manager's discussion and analysis

Underperformance in two major sectors contributed significantly to the underperformance of the Turner Core Growth Fund, Institutional Class (TTMEX) in the 12-month period ended September 30. Stocks in the financials and health-care sectors accounted for 27% of the fund's holdings, and their losses, especially in insurance, securities-exchange, biotechnology, medical-equipment, and contract-engineering shares, were significantly greater than those of the index sectors. That damped the overall return of the fund, which lost 3.97% and trailed the Russell 1000 Growth Index's 1.85% decline.

Four of the fund's 10 sector positions outperformed their corresponding index sectors. Contributing the most to results were energy and industrials shares, a 16% weighting; energy-services and semiconductor-capital-equipment holdings produced good relative returns.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. On February 25, 2005, the Constellation TIP Core Growth Fund reorganized into the Turner Core Growth Fund. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Core Growth Fund (Institutional Class Shares) was February 28, 2001. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner Core Growth Fund (Investor Class Shares) was August 1, 2005.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "—" are not applicable.

10 TURNER FUNDS 2009 ANNUAL REPORT

INVESTMENT REVIEW

Turner Emerging Growth Fund

Fund profile

September 30, 2009

■  Ticker symbol TMCGX

  Investor Class Shares

■  CUSIP #872524301

  Investor Class Shares

■  Top five holdings†††

  (1) ANSYS

  (2) Bucyrus International, Cl A

  (3) Alexion Pharmaceuticals

  (4) Air Methods

  (5) Walter Energy

■  % in five largest holdings 8.7%†

■  Number of holdings 125†††

■  Price/earnings ratio 17.5

■  Weighted average market capitalization $11.38 billion

■  % of holdings with positive earnings surprises 68.6%

■  % of holdings with negative earnings surprises 20.2%

■  Net assets $189 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Emerging Growth Fund,
Investor Class Shares:

September 30, 1999-September 30, 2009*,***

Average annual total returns (Periods ending September 30, 2009)

	One year	Three years	Five years	Ten years	Since inception
Turner Emerging Growth Fund, Institutional Class Shares	—	—	—	—	32.79	%**
Turner Emerging Growth Fund, Investor Class Shares	-15.58%	-3.96%	3.53%	13.22%	18.72	%***
Russell 2000 Growth Index	-6.32%	-2.60%	2.91%	1.10%	1.04	%***

Sector weightings†:

Manager's discussion and analysis

In the 12-month period ended September 30, the Turner Emerging Growth Fund, Investor Class (TMCGX) lost 15.58%, underperforming the Russell 2000 Growth Index's 6.32% negative return. Subpar results in four major sectors — health care, information technology, consumer discretionary, and industrials, a 62% weighting — were the biggest drags on the fund's performance. Detractors here included biotechnology, medical-services, semiconductor, wireless-communications, automotive, gaming, and industrial-equipment stocks.

Four of the fund's 10 sector positions added value. Consumer-staples and materials stocks, which amounted to 8% of holdings, outperformed by the largest margin. Food-processing, beverage, and metals shares were relatively strong performers.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Emerging Growth Fund (Institutional Class Shares) was February 1, 2009. Cumulative return, not annualized.

***  The inception date of the Turner Emerging Growth Fund (Investor Class Shares) was February 27, 1998. Index returns are based on Investor Class Shares inception date.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

Amounts designated as "—" are not applicable.

TURNER FUNDS 2009 ANNUAL REPORT 11

INVESTMENT REVIEW

Turner Large Cap Growth Fund

Fund profile

September 30, 2009

■  Ticker symbol TSGEX

  Institutional Class Shares

■  CUSIP #87252R839

  Institutional Class Shares

■  Top five holdings††

  (1) PepsiCo

  (2) Apple

  (3) Google, Cl A

  (4) Cisco Systems

  (5) QUALCOMM

■  % in five largest holdings 24.6%†

■  Number of holdings 48††

■  Price/earnings ratio 20.5

■  Weighted average market capitalization $54.78 billion

■  % of holdings with positive earnings surprises 78.7%

■  % of holdings with negative earnings surprises 14.9%

■  Net assets $95 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Large Cap Growth Fund,
Institutional Class Shares:

June 14, 2000-September 30, 2009*,**

Average annual total returns (Periods ending September 30, 2009)

	One year	Three years	Five years	Since inception
Turner Large Cap Growth Fund, Institutional Class Shares	-3.52%	-7.26%	-1.56%	-8.30	%**
Turner Large Cap Growth Fund, Investor Class Shares	-3.73%	—	—	-10.48	%***
Russell Top 200 Growth Index	-2.33%	-2.21%	1.29%	-6.00	%**
Russell 1000 Growth Index	-1.85%	-2.50%	1.86%	-5.24	%**

Sector weightings†:

Manager's discussion and analysis

Strong gains in information-technology stocks weren't enough to offset losses in other sectors for the Turner Large Cap Growth Fund, Institutional Class (TSGEX) in the 12-month period ended September 30. As a result the fund lost 3.52%, underperforming the Russell Top 200 Growth Index's 2.33% loss.

Information technology beat its corresponding index sector, as did energy and industrials; together, they accounted for 45% of the fund's investments, with semiconductor, wireless-communications, data-networking, energy-services, and semiconductor-capital-equipment stocks enhancing results. Detracting most from performance were losses in the health-care, materials, and financials sectors, which represented 26% of the portfolio. Relatively poor performers in those sectors included biotechnology, contract-research, mining, insurance, and investment-management shares.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Large Cap Growth Fund (Institutional Class Shares) was June 14, 2000. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner Large Cap Growth Fund (Investor Class Shares) was January 31, 2007.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Cl — Class

Amounts designated as "—" are not applicable.

12 TURNER FUNDS 2009 ANNUAL REPORT

INVESTMENT REVIEW

Turner Midcap Growth Fund

Fund profile

September 30, 2009

■  Ticker symbol TMGFX

  Investor Class Shares

■  CUSIP #900297409

  Investor Class Shares

■  Top five holdings†††

  (1) Micron Technology

  (2) Avon Products

  (3) F5 Networks

  (4) NetApp

  (5) Whole Foods Market

■  % in five largest holdings 8.3%†

■  Number of holdings 99†††

■  Price/earnings ratio 22.3

■  Weighted average market capitalization $6.4 billion

■  % of holdings with positive earnings surprises 77.6%

■  % of holdings with negative earnings surprises 20.4%

■  Net assets $860 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Midcap Growth Fund, Investor Class Shares:

September 30, 1999-September 30, 2009*,***

Average annual total returns (Periods ending September 30, 2009)

	One year	Three years	Five years	Ten years	Since inception
Turner Midcap Growth Fund, Institutional Class Shares	-0.31%	—	—	—	-19.72	%**
Turner Midcap Growth Fund, Investor Class Shares	-0.57%	-1.97%	4.40%	1.93%	9.48	%***
Turner Midcap Growth Fund, Retirement Class Shares	-0.79%	-2.23%	4.02%	—	4.80	%****
Russell Midcap Growth Index	-0.40%	-3.10%	3.75%	2.18%	5.51	%***

Sector weightings†:

Manager's discussion and analysis

In the 12-month period ended September 30, the Turner Midcap Growth Fund, Investor Class (TMGFX) lost 0.57%, a result that slightly underperformed the Russell Midcap Growth Index's 0.40% drop.

The fund's performance was most impaired by unfavorable relative returns in the health-care, materials, and utilities sectors, a 20% weighting. The fund's biotechnology, medical-equipment, mining, and telecommunications stocks were key detractors. Three of the fund's 10 sector positions trumped their corresponding index sectors — consumer discretionary, consumer staples, and information technology, a 48% weighting. Contributing the greatest degree of outperformance were automotive, retailing, food, semiconductor, and wireless-communications stocks.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Retirement Class Shares will differ due to differences in fees.

**  The inception date of the Turner Midcap Growth Fund (Institutional Class Shares) was June 16, 2008.

***  The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.

****  The inception date of the Turner Midcap Growth Fund (Retirement Class Shares) was September 24, 2001.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "—" are not applicable.

TURNER FUNDS 2009 ANNUAL REPORT 13

INVESTMENT REVIEW

Turner New Enterprise Fund

Fund profile

September 30, 2009

■  Ticker symbol TBTBX

■  CUSIP #87252R797

■  Top five holdings†††

  (1) F5 Networks

  (2) Micron Technology

  (3) Express Scripts

  (4) Gilead Sciences

  (5) Apple

■  % in five largest holdings 21.1%†

■  Number of holdings 34†††

■  Price/earnings ratio 25.0

■  Weighted average market capitalization $23.48 billion

■  % of holdings with positive earnings surprises 81.8%

■  % of holdings with negative earnings surprises 15.2%

■  Net assets $26 million

Growth of a $10,000 investment in the
Turner New Enterprise Fund:

June 30, 2000-September 30, 2009*

Average annual total returns (Periods ending September 30, 2009)

	One year	Three years	Five years	Since inception
Turner New Enterprise Fund	6.25%	-1.68%	5.65%	-5.46%
NASDAQ Composite Index	2.54%	-1.18%	3.12%	-5.94%

Sector weightings†:

Manager's discussion and analysis

Good stock selection powered the Turner New Enterprise Fund (TBTBX) to a 6.25% gain in the 12-month period ended September 30. The fund's return exceeded that of the NASDAQ Composite Index, which rose 2.54%.

Stock selection was savvy, with six of the fund's seven sector positions outperforming their corresponding index sectors. Returns in three cyclical or defensive sectors — industrials, materials, and consumer staples, a 12% weighting — were responsible for much of the fund's performance premium. Semiconductor-capital-equipment, industrial-equipment, metals, mining, food, and beverage shares contributed the most. An 11% position in health-care stocks was the sole detractor, with biotechnology and contract-research shares recording poor relative returns.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund was June 30, 2000.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financials for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

14 TURNER FUNDS 2009 ANNUAL REPORT

INVESTMENT REVIEW

Turner Small Cap Growth Fund

Fund profile

September 30, 2009

■  Ticker symbol TSCEX

■  CUSIP #900297300

■  Top five holdings†††

  (1) Tenet Healthcare

  (2) Atheros Communications

  (3) PMC - Sierra

  (4) Fairchild Semiconductor International

  (5) Teradyne

■  % in five largest holdings 6.6%†

■  Number of holdings 121†††

■  Price/earnings ratio 21.5

■  Weighted average market capitalization $1.37 billion

■  % of holdings with positive earnings surprises 74.2%

■  % of holdings with negative earnings surprises 20.8%

■  Net assets $251 million

Growth of a $10,000 investment in the
Turner Small Cap Growth Fund:

September 30, 1999-September 30, 2009*

Average annual total returns (Periods ending September 30, 2009)

	One year	Three years	Five years	Ten years	Since inception
Turner Small Cap Growth Fund	-4.84%	-1.29%	3.37%	2.34%	10.51%
Russell 2000 Growth Index	-6.32%	-2.60%	2.91%	1.10%	4.31%

Sector weightings†:

Manager's discussion and analysis

The Turner Small Cap Growth Fund (TSCEX) produced favorable, substantial relative returns in five of the nine market sectors in which it was invested in the 12-month period ended September 30. That was more than enough to enable the fund to outpace its benchmark, the Russell 2000 Growth Index. The fund recorded a loss of 4.84%, compared with the Russell 2000 Growth Index's 6.32% decline.

The fund's best relative performers were energy, industrials, consumer-staples, consumer-discretionary, and materials stocks, a 28% weighting. Specifically, energy-services, industrial-equipment, beverage, consulting, education, retailing, and metals shares did best in those sectors. Health-care and information-technology stocks, a 47% weighting, were drags on performance; biotechnology, medical-equipment, semiconductor, and data-networking shares were among the laggards.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

TURNER FUNDS 2009 ANNUAL REPORT 15

INVESTMENT REVIEW

Turner Quantitative Broad Market Equity Fund

Fund profile

September 30, 2009

■  Ticker symbol TBMEX

  Institutional Class Shares

■  CUSIP #900297730

  Institutional Class Shares

■  Top five holdings††

  (1) General Electric

  (2) Microsoft

  (3) Citigroup

  (4) AT&T

  (5) International Business Machines

■  % in five largest holdings 8.3%†

■  Number of holdings 112††

■  Price/earnings ratio 16.2

■  Weighted average market capitalization $55.17 billion

■  % of holdings with positive earnings surprises 83.8%

■  % of holdings with negative earnings surprises 16.2%

■  Net assets $0.5 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Quantitative Broad Market Equity Fund,
Institutional Class Shares:

June 30, 2008-September 30, 2009*

Average annual total returns (Periods ending September 30, 2009)

	One year	Since inception
Turner Quantitative Broad Market Equity Fund, Institutional Class Shares	-3.95%	-13.14%
Turner Quantitative Broad Market Equity Fund, Investor Class Shares	-4.09%	-13.32%
Russell 3000 Index	-6.42%	-11.83%
S&P 500 Index	-6.91%	-11.93%

Sector weightings†:

Manager's discussion and analysis

In the 12-month period ended September 30, the Turner Quantitative Broad Market Equity Fund, Institutional Class (TBMEX) lost 3.95%, a performance that outpaced the Russell 3000 Index's 6.42% negative return.

On balance, the fund's stock selection was effective, with good relative returns in most holdings, selected because they ranked highly in our proprietary quantitative model. Six of 10 sector positions outperformed, with particularly rewarding relative returns in two sectors: consumer discretionary and energy, a 23% weighting. Retailing, consulting, petroleum, and energy-services shares were among the best performers in those sectors. Impairing results the most were holdings in the health-care, industrials, and materials sectors, a 24% weighting. Pharmaceutical, medical-device, semiconductor-capital-equipment, heavy-equipment, and metals stocks were the biggest losers.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares. The inception date of the Turner Quantitative Broad Market Equity Fund was June 30, 2008. Performance of the Institutional and Investor Class Shares will differ due to the difference in fees.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

16 TURNER FUNDS 2009 ANNUAL REPORT

INVESTMENT REVIEW

Turner Quantitative Large Cap Value Fund

Fund profile

September 30, 2009

■  Ticker symbol TLVFX

  Institutional Class Shares

■  CUSIP #900297821

  Institutional Class Shares

■  Top five holdings††

  (1) General Electric

  (2) AT&T

  (3) JPMorgan Chase

  (4) Bank of America

  (5) Exxon Mobil

■  % in five largest holdings 16.4%†

■  Number of holdings 95††

■  Price/earnings ratio 16.7

■  Weighted average market capitalization $59.97 billion

■  % of holdings with positive earnings surprises 78.7%

■  % of holdings with negative earnings surprises 18.1%

■  Net assets $0.8 million, Institutional Class Shares

Growth of a $25,000 investment in the
Turner Quantitative Large Cap Value Fund,
Institutional Class Shares:

October 10, 2005-September 30, 2009*,**

Average annual total returns (Periods ending September 30, 2009)

	One year	Three years	Since inception
Turner Quantitative Large Cap Value Fund, Institutional Class Shares	-14.88%	-7.10%	-2.04	%**
Turner Quantitative Large Cap Value Fund, Investor Class Shares	—	—	1.67	%***
Russell 1000 Value Index	-10.62%	-7.87%	-1.75	%**

Sector weightings†:

Manager's discussion and analysis

In the 12 months ended September 30, the Turner Quantitative Large Cap Value Fund, Institutional Class (TLVFX) lost 14.88%. The loss exceeded that of the Russell 1000 Value Index, which declined 10.62%.

The fund is invested in large-cap value stocks that rank highly in our proprietary quantitative model. The model proved only somewhat effective at picking outperforming stocks: four of the fund's 10 sector investments outperformed their corresponding index sectors. Positions in the consumer-staples and information-technology sectors, a 15% weighting, enhanced performance to the greatest degree; food-retailing, semiconductor, and telecommunications shares did best. Hurting results the most were major positions in financials, consumer-discretionary, and health-care stocks, which represented 43% of the portfolio; banking, insurance, retailing, pharmaceutical, and medical-equipment shares were significant detractors.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Quantitative Large Cap Value Fund (Institutional Class Shares) was October 10, 2005. Index returns are based on Institutional Class Shares inception date.

*** The inception date of the Turner Quantitative Large Cap Value Fund (Investor Class Shares) was October 31, 2008. Cumulative return, not annualized.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "—" are not applicable.

TURNER FUNDS 2009 ANNUAL REPORT 17

INVESTMENT REVIEW

Turner International Core Growth Fund

Fund profile

September 30, 2009

■  Ticker symbol TICGX

  Institutional Class Shares

■  CUSIP #900297771

  Institutional Class Shares

■  Top five holdings††

  (1) Nestle

  (2) Alcatel-Lucent

  (3) Roche Holding

  (4) ASML Holding

  (5) BHP Billiton

■  % in five largest holdings 11.3%†

■  Number of holdings 70††

■  Price/earnings ratio N/A

■  Weighted average market capitalization N/A

■  % of holdings with positive earnings surprises N/A

■  % of holdings with negative earnings surprises N/A

■  Net assets $4 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner International Core Growth Fund,
Institutional Class Shares:

January 31, 2007-September 30, 2009*,**

Average annual total returns (Periods ending September 30, 2009)

	One year	Since inception
Turner International Core Growth Fund, Institutional Class Shares	0.71%	-6.00	%**
Turner International Core Growth Fund, Investor Class Shares	—	33.95	%***
MSCI World Growth ex-U.S. Index	-0.99%	-6.41	%**

Sector weightings†:

Manager's discussion and analysis

Generally good stock selection resulted in the Turner International Core Growth Fund, Institutional Class (TICGX) recording a 0.71% gain in the 12-month period ended September 30. That return was good enough to beat the MSCI World Growth ex-U.S. Index's 0.99% loss.

Six of 10 sector positions contributed to the fund's results. Information-technology, consumer-discretionary, and industrials holdings, a 27% weighting, added the most value; in those sectors, semiconductor, data-networking, retailing, automotive, and semiconductor-capital-equipment shares performed especially well. Health-care and materials positions, a 21% weighting, were the primary detractors from performance, with biotechnology, contract-research, and metals stocks providing weak relative returns.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner International Core Growth Fund (Institutional Class Shares) was January 31, 2007. Index returns are based on Institutional Class Shares inception date.

***  The inception date of the Turner International Core Growth Fund (Investor Class Shares) was October 31, 2008. Cumulative return, not annualized.

†  Percentages based on total investments.

††  Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

MSCI — Morgan Stanley Capital International

Amounts designated as "—" are not applicable.

18 TURNER FUNDS 2009 ANNUAL REPORT

INVESTMENT REVIEW

Turner Midcap Equity Fund

Fund profile

September 30, 2009

■  Ticker symbol TMCFX

  Investor Class Shares

■  CUSIP #900297797

  Investor Class Shares

■  Top five holdings††

  (1) AllianceBernstein Holding LP

  (2) McDermott International

  (3) Mylan

  (4) Biovail

  (5) Windstream

■  % in five largest holdings 9.7%†

■  Number of holdings 74††

■  Price/earnings ratio 15.5

■  Weighted average market capitalization $4.25 billion

■  % of holdings with positive earnings surprises 75.3%

■  % of holdings with negative earnings surprises 19.2%

■  Net assets $0.6 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Midcap Equity Fund,
Investor Class Shares:

January 31, 2007-September 30, 2009*

Average annual total returns (Periods ending September 30, 2009)

	One year	Since inception
Turner Midcap Equity Fund, Institutional Class Shares	-11.66%	-12.66%
Turner Midcap Equity Fund, Investor Class Shares	-12.31%	-13.27%
Russell Midcap Index	-3.55%	-8.33%

Sector weightings†:

Manager's discussion and analysis

In the 12 months ended September 30, the Turner Midcap Equity Fund, Investor Class (TMCFX) returned a negative 12.31%, underperforming the Russell Midcap Index's 3.55% loss.

The fund's performance was hurt most by losses in consumer-discretionary, health-care, and materials stocks, with a combined weighting of 28%. Consulting, automotive, consumer-electronics, diagnostic-testing, surgical-equipment, and engineering-services stocks lost the most. Stock selection overall was subpar, with only one of 10 sector positions — information technology, a 16% weighting — outperforming its corresponding index sector. In that sector, telecommunications, software, and disk-drive shares were among the outperformers.

*   These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Equity Fund was January 31, 2007. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

†   Percentages based on total investments.

††   Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

LP — Limited Partnership

TURNER FUNDS 2009 ANNUAL REPORT 19

INVESTMENT REVIEW

Turner Small Cap Equity Fund

Fund profile

September 30, 2009

■  Ticker symbol TSEIX

  Investor Class Shares

■  CUSIP #87252R714

  Investor Class Shares

■  Top five holdings†††

  (1) Hecla Mining

  (2) Brandywine Realty Trust

  (3) NCR

  (4) Prosperity Bancshares

  (5) Signature Bank

■  % in five largest holdings 8.6%†

■  Number of holdings 93†††

■  Price/earnings ratio 16.8

■  Weighted average market capitalization $1.22 billion

■  % of holdings with positive earnings surprises 72.8%

■  % of holdings with negative earnings surprises 14.1%

■  Net assets $24 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Small Cap Equity Fund,
Investor Class Shares:

March 4, 2002-September 30, 2009*,***

Average annual total returns (Periods ending September 30, 2009)

	One year	Three years	Five years	Since inception
Turner Small Cap Equity Fund, Institutional Class Shares	—	—	—	27.17	%**
Turner Small Cap Equity Fund, Investor Class Shares	-14.78%	-9.20%	-1.85%	4.50	%***
Russell 2000 Index	-9.55%	-4.57%	2.41%	4.21	%***

Sector weightings†:

Manager's discussion and analysis

The Turner Small Cap Equity Fund, Investor Class (TSEIX) returned a negative 14.78% in the 12-month period ended September 30. The fund's loss was larger than that of the benchmark, the Russell 2000 Index, which fell 9.55%.

The fund is invested in both growth and value stocks in the 10 market sectors; five of those sector positions beat their index counterparts, but they didn't represent enough of a portfolio weighting to prevent the fund from underperforming. Energy and financials shares, which amounted to a 25% position, produced the strongest relative returns. In those sectors, energy-services, energy exploration/production, real-estate, banking, and financial-data stocks delivered extra return. Health-care, consumer-discretionary, and information-technology shares, a 46% weighting, were the biggest drags on performance. Pharmaceutical, biotechnology, e-commerce, gaming, retailing, airline, semiconductor, and digital-hardware stocks recorded subpar results.

*  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

**  The inception date of the Turner Small Cap Equity Fund (Institutional Class Shares) was February 1, 2009. Cumulative return, not annualized.

***  The inception date of the Turner Small Cap Equity Fund (Investor Class Shares) was March 4, 2002. Index returns are based on Investor Class Shares inception date.

†  Percentages based on total investments.

††  Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

†††  Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "—" are not applicable.

20 TURNER FUNDS 2009 ANNUAL REPORT

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

September 30, 2009

	Shares	Value (000)
Common stock—83.6%
Consumer discretionary—15.2%
Amazon.com*^	630	$59
AnnTaylor Stores*	2,020	32
Blockbuster, Cl A*	62,210	67
Bon-Ton Stores	2,700	20
Capella Education*	540	36
Cooper Tire & Rubber	3,170	56
Cosi*^	66,910	42
Finish Line, Cl A	3,170	32
Focus Media Holding ADR*	4,280	47
Fuqi International*	3,080	90
Gap	2,380	51
Gaylord Entertainment*	9,900	199
Guess?^	2,380	88
HOT Topic*	2,820	21
Jamba*^	59,110	110
Li & Fung	8,680	35
Lumber Liquidators*	1,790	39
Melco Crown Entertainment ADR*^	33,610	234
Morgans Hotel Group*	8,010	43
NutriSystem	2,340	35
Orient-Express Hotels, Cl A	4,120	48
Pier 1 Imports*	470	2
Pulte Homes	9,060	100
Red Robin Gourmet Burgers*	720	15
Saks*	5,110	35
Shuffle Master*	7,610	72
Talbots	3,410	31
Tempur-Pedic International	1,850	35
True Religion Apparel*^	2,090	54
Urban Outfitters*	3,390	102
Warnaco Group*	1,000	44
WMS Industries*	620	28
Wynn Macau*†	33,273	43
Wynn Resorts*	950	67
Total Consumer discretionary		2,012
Consumer staples—2.9%
China-Biotics*	2,760	44
Diedrich Coffee*^	6,120	147
Green Mountain Coffee Roasters*	720	53
Groupe Danone ADR	2,520	31

	Shares	Value (000)
Reddy Ice Holdings*^	14,260	$78
Unilever ADR	1,050	30
Total Consumer staples		383
Energy—2.0%
Arena Resources*^	1,110	39
EXCO Resources	1,430	27
Penn Virginia	1,770	41
Range Resources	710	35
Southwestern Energy*	2,480	106
Weatherford International*	1,130	23
Total Energy		271
Financials—18.5%
ACE	790	42
Alexandria Real Estate Equities	350	19
American Physicians Capital	670	19
American Physicians Service Group	360	8
Ameriprise Financial	5,910	215
Artio Global Investors, Cl A*	3,660	95
Astoria Financial	1,730	19
Banco Compartamos	10,773	39
Brookfield Asset Management, Cl A	1,090	25
CapitalSource	12,710	55
Charles Schwab	1,600	31
Chimera Investment	10,970	42
Citizens Republic Bancorp*	29,170	22
Comerica	1,170	35
Digital Realty Trust	870	40
Discover Financial Services	1,540	25
DnB NOR	2,276	26
Duke Realty	2,550	31
Fifth Third Bancorp^	14,030	142
Fortress Investment Group LLC, Cl A*	26,460	138
GAM Holding	1,182	59
Genworth Financial, Cl A^	26,740	320
Goldman Sachs Group	210	39
Governor & Co. of the Bank of Ireland ADR	1,260	25
Hartford Financial Services Group	3,270	87
HDFC Bank ADR	330	39
ING Groep ADR	1,940	34

TURNER FUNDS 2009 ANNUAL REPORT 21

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Intesa Sanpaolo	13,500	$60
Itau Unibanco Holding ADR	1,800	36
KBW*	1,080	35
KKR Financial Holdings LLC	8,380	39
Lazard, Cl A	1,730	71
MHI Hospitality	8,875	19
MSCI, Cl A*^	1,005	30
National Bank of Greece ADR	5,540	40
Och-Ziff Capital Management Group LLC, Cl A	6,416	78
Ocwen Financial*	1,580	18
PartnerRe	370	28
Radian Group^	15,230	161
T. Rowe Price Group^	1,360	62
Visa, Cl A	283	20
Weingarten Realty Investors^	2,380	47
XL Capital, Cl A	1,930	34
Total Financials		2,449
Health care—16.1%
Alexion Pharmaceuticals*	623	28
Align Technology*	5,740	81
AMERIGROUP*	1,170	26
Amgen*	3,060	184
Amylin Pharmaceuticals*	830	11
Arthrocare*	1,570	32
Auxilium Pharmaceuticals*	990	34
BioMarin Pharmaceutical*	2,330	42
Cepheid*	330	4
Cerus*	4,740	11
Charles River Laboratories International*	270	10
Covance*	530	29
Dendreon*	3,020	85
Eli Lilly	3,210	106
Facet Biotech*	3,070	53
Gilead Sciences*^	5,680	264
Human Genome Sciences*	3,260	61
Intuitive Surgical*	660	173
Javelin Pharmaceuticals*	8,520	16
LHC Group*	660	20
Meridian Bioscience	490	12
Momenta Pharmaceuticals*	1,370	15
Penwest Pharmaceuticals*	3,480	7
Pfizer^	17,330	287

	Shares	Value (000)
Protalix BioTherapeutics*	5,210	$43
Psychiatric Solutions*	460	12
Regeneron Pharmaceuticals*	420	8
Savient Pharmaceuticals*^	5,510	84
Seattle Genetics*	1,110	16
Somaxon Pharmaceuticals*	1,520	4
Thermo Fisher Scientific*	730	32
Transition Therapeutics*	260	2
United Therapeutics*	870	43
Valeant Pharmaceuticals International*	1,310	37
Vermillion*	10,730	145
Vivus*	3,080	32
Watson Pharmaceuticals*	1,070	39
Zimmer Holdings*^	750	40
Total Health care		2,128
Industrials—7.6%
A123 Systems*	3,900	83
American Superconductor*	3,330	112
Bucyrus International, Cl A^	1,990	71
Cenveo*	6,250	43
Clean Harbors*	450	25
Commercial Vehicle Group*	1,850	12
Cummins	560	25
Ener1*	20,230	140
Guangshen Railway ADR	1,071	22
HUB Group, Cl A*	4,610	105
Shaw Group*	1,190	38
Shun Tak Holdings	90,760	69
SmartHeat*	2,410	29
Tata Motors ADR	5,590	72
Terex*	5,250	109
TNT ADR	1,007	27
Wabash National	7,190	20
Total Industrials		1,002
Information technology—15.0%
Activision Blizzard*	2,510	31
Alcatel-Lucent ADR^	14,250	64
Apple*^	420	78
Ariba*	1,150	13
ASML Holding, NY Shares	2,160	64
Atheros Communications*^	2,053	54
Autonomy*	1,603	42

22 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Byd, Cl H	7,250	$60
Cirrus Logic*	3,620	20
comScore*	2,430	44
Cybersource*	6,700	112
DG FastChannel*	1,790	38
F5 Networks*^	2,200	87
Finisar*	2,437	24
Global Payments	580	27
Glu Mobile*	9,070	10
GSI Commerce*	4,520	87
Inotera Memories	49,950	32
Integrated Device Technology*	1,450	10
Internet Capital Group*	1,320	11
Isilon Systems*	2,280	14
Kenexa*	2,400	32
Lam Research*	1,170	40
Lender Processing Services	920	35
Marvell Technology Group*	1,540	25
Mastercard, Cl A	180	36
Mellanox Technologies*	650	11
Micron Technology*^	30,860	253
Net 1 UEPS Technologies*^	5,250	110
Novatel Wireless*	1,800	20
Palm*	2,550	44
PMC - Sierra*	5,920	57
Radiant Systems*^	4,620	50
Sourcefire*	1,120	24
STEC*	4,730	139
Take-Two Interactive Software*	3,970	45
Telestone Technologies*	4,020	29
Varian Semiconductor Equipment Associates*	1,100	36
VeriSign*^	2,060	49
VistaPrint*	550	28
Total Information technology		1,985
Materials—4.7%
CF Industries Holdings^	600	52
KapStone Paper and Packaging*^	11,780	96
Packaging Corp of America	1,450	29
Schweitzer-Manduit International^	2,910	158
Solutia*^	7,900	91

	Shares/ contracts	Value (000)
Temple-Inland	6,320	$104
Terra Industries	710	25
Thompson Creek Metals*	3,730	45
Xstrata	1,812	27
Total Materials		627
Telecommunication services—0.8%
America Movil, Ser L ADR	2,410	106
Total Telecommunication services		106
Utilities—0.8%
Dynegy, Cl A*	44,140	113
Total Utilities		113
Total Common stock (Cost $10,284)		11,076
Put option contracts*—0.9%
Apple, 11/09 at $175	4	3
Financial Select Sector SPDR Fund, 10/09 at $15	272	13
Genworth Financial, 12/09 at $12.5	69	15
iShares Dow Jones US Real Estate Index Fund, 10/09 at $40	60	3
iShares Russell 2000 Index Fund, 10/09 at $60	283	39
Micron Technology, 01/10 at $7.5	168	13
SPDR S&P Retail ETF, 10/09 at $34	274	22
SPDR Trust Ser 1, 10/09 at $102	58	5
STEC, 11/09 at $30	25	11
Total Put option contracts (Cost $137)		124
Call option contracts*—0.2%
CROCS, 11/09 at $7	95	6
Gilead Sciences, 11/09 at $47.5	10	2
Melco Crown Entertainment, 11/09 at $7.5	153	11
Total Call option contracts (Cost $21)		19

TURNER FUNDS 2009 ANNUAL REPORT 23

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Cash equivalent—3.9%
BlackRock TempCash Fund, Institutional Shares 0.050%**	515,151	$515
Total Cash equivalent (Cost $515)		515
Total Investments—88.6% (Cost $10,957)		$11,734

Percentages are based on Net Assets of $13,248.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  †  Security fair valued using methods determined in good faith by the Fair Value Committee. As of September 30, 2009, the total market value of this security was $43,279, representing 0.3% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

NY — New York

S&P — Standard & Poor's

Ser — Series

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

24 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of securities sold short

Turner Spectrum Fund

September 30, 2009

	Shares	Value (000)
Common stock—40.4%
Consumer discretionary—8.1%
Advance Auto Parts	880	$34
AutoNation*	8,410	152
AutoZone*	210	31
Blue Nile*	830	52
Cherokee	1,220	29
Children's Place Retail Stores*	920	27
Chipotle Mexican Grill, Cl A*	310	30
Christopher & Banks	2,960	20
Collective Brands*	1,330	23
Columbia Sportswear	2,480	102
Conn's*	2,200	25
Daimler	530	27
Gildan Activewear*	1,190	23
J.C. Penney	860	29
La-Z-Boy	2,580	22
Lululemon Athletica*	1,390	32
McGraw-Hill	630	16
MGM Mirage*	11,960	144
NetFlix*	840	39
Oxford Industries	1,060	21
Phillips-Van Heusen	660	29
Scripps Networks Interactive, Cl A	540	20
Under Armour, Cl A*	1,810	50
Wet Seal, Cl A*	26,380	100
Total Consumer discretionary		1,077
Consumer staples—0.5%
American Italian Pasta, Cl A*	980	26
Brown-Forman, Cl B	430	21
Clorox	300	18
Total Consumer staples		65
Energy—1.2%
Cal Dive International*	1,640	16
Exxon Mobil	290	20
Marathon Oil	574	18
Pride International*	3,460	106
Total Energy		160
Financials—10.6%
AllianceBernstein Holding LP	3,990	109
AmeriCredit*	11,520	182
BB&T	4,570	125

	Shares	Value (000)
Boston Private Financial Holdings	6,270	$41
Canadian Imperial Bank of Commerce	480	29
Capital One Financial	1,370	49
Chubb	400	20
City National	830	32
Developers Diversified Realty	5,050	47
Essex Property Trust	250	20
Federated Investors, Cl B	970	26
Invesco	1,160	26
Legg Mason	680	21
Moody's	2,700	55
NASDAQ OMX Group*	1,340	28
Nomura Holdings ADR	3,670	22
Nordea Bank	2,310	23
Potlatch	1,290	37
PrivateBancorp	6,090	149
Raymond James Financial	2,440	57
Regency Centers	1,480	55
Stewart Information Services	3,880	48
SunTrust Banks	1,780	40
TCF Financial	4,480	58
Valley National Bancorp	2,260	28
Willis Group Holdings	620	18
Wintrust Financial	1,260	35
WR Berkley	730	18
Total Financials		1,398
Health care—7.9%
Acadia Pharmaceuticals*	7,310	13
AMAG Pharmaceuticals*	5,400	236
Ardea Biosciences*	810	15
Baxter International	360	20
Boston Scientific*	13,210	140
Celgene*	1,090	61
Genzyme*	2,860	162
MannKind*	5,150	51
Masimo*	1,620	42
Medidata Solutions*	960	15
Merck	3,960	125
Myriad Genetics*	780	21
Theravance*	8,040	118
Zoll Medical*	1,200	26
Total Health care		1,045

TURNER FUNDS 2009 ANNUAL REPORT 25

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Industrials—1.4%
Allegiant Travel*	1,240	$47
Gol Linhas Aereas Inteligentes ADR	3,230	33
ICF International*	690	21
L-3 Communications Holdings	243	19
Lockheed Martin	306	24
Northrop Grumman	359	19
Snap-On	610	21
Total Industrials		184
Information technology—7.6%
Akamai Technologies*	1,630	32
Automatic Data Processing	1,300	51
Blackboard*	600	23
BMC Software*	470	18
CA	1,250	27
Citrix Systems*	3,320	130
Infosys Technologies ADR	2,762	134
Intuit*	960	27
Jack Henry & Associates	1,100	26
Linear Technology	650	18
Logitech International*	1,670	31
Nokia ADR	2,017	29
SAP ADR	630	31
Sohu.com*	310	21
Symantec*	8,200	135
Telefonaktiebolaget LM Ericsson ADR	13,460	135
Total System Services	1,730	28
VMware, Cl A*	2,630	106
Total Information technology		1,002
Materials—1.6%
Agrium	1,400	70
Allegheny Technologies	570	20
Lubrizol	1,460	104
Terra Nitrogen LP	160	17
Total Materials		211
Telecommunication services—1.5%
Tele Norte Leste Participacoes ADR	5,440	102
Telefonica ADR	1,250	104
Total Telecommunication services		206
Total Common stock (Proceeds $5,305)		5,348

	Shares	Value (000)
Exchange traded funds—10.0%
Financial Select Sector SPDR Fund	1,740	$26
iShares Dow Jones Transportation Average Index Fund	830	57
iShares Dow Jones U.S. Industrial Sector Index Fund	890	45
iShares Dow Jones U.S. Real Estate Index Fund	3,930	168
iShares FTSE/Xinhua China 25 Index Fund	3,350	137
iShares MSCI Hong Kong Index Fund	3,600	56
iShares MSCI United Kingdom Index Fund	3,060	48
iShares Russell 2000 Growth Index Fund	2,240	146
Market Vectors - Agribusiness ETF	560	21
Materials Select Sector SPDR Fund	1,048	32
Powershares QQQ	1,670	70
SPDR S&P Homebuilders ETF	2,250	34
SPDR S&P Retail ETF	3,330	114
SPDR Trust, Ser 1	1,210	128
Vanguard Small-Cap Growth ETF	4,110	236
Total Exchange traded funds (Proceeds $1,264)		1,318
Rights—0.0%
Swedbank, Expires 10/09*	6	6
Total Rights (Proceeds $6)		6
Total Securities sold short—50.4% (Proceeds $6,575)		$6,672

Percentages are based on Net Assets of $13,248.**

  *  Non-income producing security.

  **  This number has been rounded to the nearest thousand.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times Stock Exchange

LP — Limited Partnership

S&P — Standard & Poor's

Ser — Series

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

26 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of open options written

Turner Spectrum Fund

September 30, 2009

	Contracts	Value (000)
Written call options—0.0%
Micron Technology, 10/09 at $9*	28	$—
Total open options written (Premiums received $0)		$—

The following is a summary of inputs used as of September 30, 2009 in valuing the Fund's investments carried at value:

Investments in securities	Level 1	Level 2	Level 3	Total
Common stock	$11,033	$—	$43 †	$11,076
Put option contracts	124	—	—	124
Call option contracts	19	—	—	19
Cash equivalent	515	—	—	515
Total Investments in securities	$11,691	$—	$43	$11,734
Securities sold short	Level 1	Level 2	Level 3	Total
Common stock	$5,348	$—	$—	$5,348
Exchange traded funds	1,318	—	—	1,318
Rights	6	—	—	6
Written call options	—	—	—	—
Total Securities sold short	$6,672	$—	$—	$6,672

  †  Classified as consumer discretionary.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in securities
Beginning balance as of October 1, 2008	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases/sales	43
Net transfer in and/or out of Level 3	—
Ending balance as of September 30, 2009	$43

Percentages are based on Net Assets of $13,248.**

  *  Non-income producing security.

  **  This number has been rounded to the nearest thousand.

Amounts designated as "—" are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 27

FINANCIAL STATEMENTS

Schedule of investments

Turner Concentrated Growth Fund

September 30, 2009

	Shares	Value (000)
Common stock—97.8%†
Consumer discretionary—14.8%
Amazon.com*	22,260	$2,078
International Game Technology	89,800	1,929
Pulte Homes	173,030	1,902
Total Consumer discretionary		5,909
Energy—4.4%
PetroHawk Energy*	73,230	1,773
Total Energy		1,773
Financials—15.9%
Charles Schwab	94,900	1,817
Fortress Investment Group LLC, Cl A* #	334,560	1,739
Genworth Financial, Cl A	93,450	1,117
Morgan Stanley	53,900	1,665
Total Financials		6,338
Health care—3.8%
Gilead Sciences*	32,730	1,524
Total Health care		1,524
Industrials—3.1%
Continental Airlines, Cl B*	75,050	1,234
Total Industrials		1,234
Information technology—47.4%
Adobe Systems*	47,950	1,585
Alcatel-Lucent ADR	662,140	2,973
Apple*	11,260	2,087
Broadcom, Cl A*	59,570	1,828
Lam Research*	53,790	1,837
Micron Technology*	302,960	2,484
QUALCOMM	44,530	2,003
Salesforce.com*	33,850	1,927
Taiwan Semiconductor Manufacturing ADR	201,472	2,208
Total Information technology		18,932

	Shares	Value (000)
Materials—8.4%
Alcoa	132,880	$1,743
Nucor	34,790	1,636
Total Materials		3,379
Total Common stock (Cost $30,222)		39,089
Cash equivalent—2.7%
BlackRock TempCash Fund, Institutional Shares 0.050%**(1)	1,071,703	1,072
Total Cash equivalent (Cost $1,072)		1,072
Total Investments—100.5% (Cost $31,294)		$40,161

As of September 30, 2009, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $39,973.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $170,040. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2009 was $178,777.

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

The accompanying notes are an integral part of the financial statements.

28 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner Core Growth Fund

September 30, 2009

	Shares	Value (000)
Common stock—97.9%†
Consumer discretionary—10.9%
Amazon.com*	142,050	$13,262
Cablevision Systems, Cl A	328,135	7,793
Coach	119,790	3,943
Guess?	134,980	5,000
Honda Motor ADR	131,430	3,984
International Game Technology	243,580	5,232
Kohl's*	158,070	9,018
Lowe's	290,140	6,075
Pulte Homes	745,010	8,188
Wynn Resorts* #	92,100	6,529
Total Consumer discretionary		69,024
Consumer staples—9.5%
Archer-Daniels-Midland	276,250	8,072
Avon Products	225,970	7,674
Colgate-Palmolive	121,540	9,271
CVS Caremark	298,310	10,662
PepsiCo	318,020	18,655
Whole Foods Market* #	193,262	5,892
Total Consumer staples		60,226
Energy—12.4%
Cameron International*	283,010	10,703
Enbridge	139,050	5,395
Occidental Petroleum	156,030	12,233
PetroHawk Energy*	294,140	7,121
Petroleo Brasileiro ADR	270,080	12,397
Southwestern Energy*	195,057	8,325
Transocean*	134,810	11,530
Weatherford International*	538,810	11,170
Total Energy		78,874
Financials—14.5%
Ameriprise Financial	234,220	8,509
BlackRock, Cl A	51,630	11,195
Charles Schwab	620,240	11,877
Digital Realty Trust #	105,460	4,820
Fifth Third Bancorp	286,390	2,901
Fortress Investment Group LLC, Cl A* #	693,860	3,608
Goldman Sachs Group	61,990	11,428
Hartford Financial Services Group	283,160	7,504

	Shares	Value (000)
IntercontinentalExchange*	47,060	$4,574
MSCI, Cl A*	165,300	4,896
T. Rowe Price Group	232,020	10,603
Visa, Cl A	148,410	10,257
Total Financials		92,172
Health care—13.0%
Alexion Pharmaceuticals*	79,750	3,552
Allergan	77,800	4,416
Amgen*	314,651	18,951
Express Scripts*	146,320	11,352
Gilead Sciences*	451,790	21,044
Intuitive Surgical* #	15,238	3,996
Pfizer	541,470	8,961
St. Jude Medical*	156,250	6,096
Teva Pharmaceutical Industries ADR	83,890	4,242
Total Health care		82,610
Industrials—3.9%
C.H. Robinson Worldwide	74,040	4,276
Caterpillar	114,880	5,897
Cummins	108,760	4,873
Joy Global	115,219	5,639
Robert Half International	160,370	4,013
Total Industrials		24,698
Information technology—25.2%
Adobe Systems*	136,600	4,513
Alcatel-Lucent ADR	1,399,120	6,282
Apple*	156,560	29,022
Applied Materials	890,100	11,927
ASML Holding, NY Shares	245,150	7,249
Broadcom, Cl A*	293,640	9,012
Cisco Systems*	1,020,890	24,032
F5 Networks*	108,460	4,298
Google, Cl A*	37,510	18,599
Juniper Networks*	213,950	5,781
Lam Research*	317,350	10,841
Mastercard, Cl A	32,920	6,655
QUALCOMM	375,410	16,886
Salesforce.com*	84,070	4,786
Total Information technology		159,883

TURNER FUNDS 2009 ANNUAL REPORT 29

FINANCIAL STATEMENTS

Schedule of investments

Turner Core Growth Fund

	Shares	Value (000)
Materials—3.9%
Alcoa	698,010	$9,158
Monsanto	105,500	8,165
Rio Tinto ADR	41,300	7,033
Total Materials		24,356
Telecommunication services—2.9%
America Movil, Ser L ADR	151,560	6,643
China Unicom Hong Kong ADR #	570,170	8,119
Millicom International Cellular*	45,320	3,297
Total Telecommunication services		18,059
Utilities—1.7%
Aqua America	253,480	4,472
Questar	171,040	6,424
Total Utilities		10,896
Total Common stock (Cost $525,914)		620,798
Cash equivalent—5.3%
BlackRock TempCash Fund Institutional Shares 0.050%** (1)	34,006,298	34,006
Total Cash equivalent (Cost $34,006)		34,006
Total Investments—103.2% (Cost $559,920)		$654,804

As of September 30, 2009, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $634,193.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $13,624,734. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2009 was $14,082,370.

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

NY — New York

Ser — Series

The accompanying notes are an integral part of the financial statements.

30 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner Emerging Growth Fund

September 30, 2009

	Shares	Value (000)
Common stock—97.3%
Consumer discretionary—13.3%
AnnTaylor Stores*	126,800	$2,015
Boyd Gaming* #	372,100	4,067
California Pizza Kitchen*	228,970	3,577
Chico's FAS*	304,410	3,957
Citi Trends*	196,470	5,594
Coinstar*	76,740	2,531
Cooper Tire & Rubber	217,600	3,825
Corinthian Colleges*	19,830	368
Cracker Barrel Old Country Store	48,430	1,666
Deckers Outdoor*	62,490	5,302
DineEquity #	92,620	2,292
Genesco*	87,450	2,105
Imax*	291,300	2,741
JOS A Bank Clothiers* #	67,330	3,014
New Oriental Education & Technology Group ADR* #	13,450	1,082
Red Robin Gourmet Burgers*	193,440	3,950
Ryland Group	87,860	1,851
Talbots #	149,600	1,381
True Religion Apparel* #	123,970	3,215
Vitacost.com* #	133,850	1,462
Volcom* #	83,400	1,374
Total Consumer discretionary		57,369
Consumer staples—4.5%
Central European Distribution*	196,140	6,425
Green Mountain Coffee Roasters* #	61,525	4,543
TreeHouse Foods*	54,830	1,956
United Natural Foods*	277,088	6,628
Total Consumer staples		19,552
Energy—8.6%
Arena Resources*	145,690	5,172
Brigham Exploration*	288,695	2,621
Carrizo Oil & Gas*	179,648	4,399
Dawson Geophysical*	79,400	2,174
NATCO Group, Cl A*	136,165	6,030
Penn Virginia	219,370	5,026
Walter Energy	123,850	7,439
Willbros Group*	298,752	4,550
Total Energy		37,411

	Shares	Value (000)
Financials—6.9%
American Physicians Capital	213,320	$6,146
City Holding	39,800	1,187
CNinsure ADR	18,950	435
Harleysville Group	116,160	3,677
IBERIABANK	69,070	3,147
Navigators Group*	118,590	6,522
Radian Group	702,280	7,430
Umpqua Holdings #	121,260	1,285
Total Financials		29,829
Health care—18.2%
Acorda Therapeutics*	285,062	6,636
Air Methods*	241,239	7,857
Alexion Pharmaceuticals*	188,410	8,392
Auxilium Pharmaceuticals* #	75,430	2,581
Catalyst Health Solutions*	124,280	3,623
Facet Biotech*	74,210	1,283
HMS Holdings*	60,120	2,298
ICON ADR*	178,240	4,365
Immucor*	74,240	1,314
Kendle International*	143,130	2,393
MedAssets*	132,810	2,998
Momenta Pharmaceuticals*	77,820	826
Orthofix International*	130,940	3,848
Parexel International*	282,254	3,836
PharMerica*	184,250	3,422
PSS World Medical*	120,840	2,638
Psychiatric Solutions*	174,200	4,661
Savient Pharmaceuticals* #	242,170	3,681
SXC Health Solutions*	64,207	3,004
Vanda Pharmaceuticals* #	85,220	992
Viropharma*	215,300	2,071
West Pharmaceutical Services	55,380	2,249
Wright Medical Group*	123,528	2,206
XenoPort*	78,240	1,661
Total Health care		78,835
Industrials—18.5%
Aerovironment* #	65,390	1,837
American Science & Engineering #	74,839	5,092
AZZ*	52,430	2,106
Bucyrus International, Cl A	244,920	8,724
CBIZ*	760,260	5,672

TURNER FUNDS 2009 ANNUAL REPORT 31

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Chart Industries*	139,181	$3,005
CIRCOR International	78,090	2,207
Clean Harbors*	112,380	6,322
Copa Holdings, Cl A	65,930	2,933
Cubic	75,870	2,994
EnPro Industries*	167,400	3,827
ESCO Technologies*	67,160	2,646
Genesee & Wyoming, Cl A*	182,185	5,524
HUB Group, Cl A*	93,108	2,128
Huron Consulting Group* #	218,900	5,654
Middleby* #	112,010	6,162
Powell Industries*	90,260	3,465
Robbins & Myers	58,340	1,370
SmartHeat* #	218,748	2,596
Triumph Group	63,626	3,053
United Stationers*	40,450	1,926
Wabash National	352,540	959
Total Industrials		80,202
Information technology—20.3%
3PAR* #	393,166	4,337
Actuate*	508,920	2,941
ANSYS*	267,430	10,021
Ariba*	547,130	6,347
AsiaInfo Holdings*	173,690	3,469
Atheros Communications*	110,710	2,937
Blue Coat Systems*	161,760	3,654
Cavium Networks* #	100,780	2,164
Cirrus Logic*	165,420	920
Cogo Group*	182,780	1,119
Comtech Telecommunications*	88,995	2,957
Cybersource*	337,706	5,629
Ebix* #	46,170	2,556
Fairchild Semiconductor International, Cl A*	393,030	4,021
Global Cash Access Holdings*	208,460	1,524
Hittite Microwave*	59,900	2,203
Integrated Device Technology*	301,270	2,036
Kenexa*	188,220	2,537
Net 1 UEPS Technologies*	200,290	4,198
Netezza*	204,210	2,295
Netscout Systems*	99,670	1,346

	Shares	Value (000)
Palm* #	229,790	$4,005
Plexus*	112,170	2,955
Power Integrations	81,660	2,722
Quality Systems #	27,560	1,697
Sourcefire*	100,130	2,150
STEC* #	110,160	3,237
Tyler Technologies*	108,939	1,862
Total Information technology		87,839
Materials—4.5%
Domtar*	54,810	1,930
Huntsman	472,130	4,301
Schweitzer-Manduit International	78,420	4,263
Solutia*	506,125	5,861
Thompson Creek Metals*	239,470	2,891
Total Materials		19,246
Telecommunication services—1.8%
Neutral Tandem*	182,180	4,146
NTELOS Holdings	205,180	3,624
Total Telecommunication services		7,770
Utilities—0.7%
Artesian Resources, Cl A #	60,815	1,023
California Water Service Group	50,362	1,961
Total Utilities		2,984
Total Common stock (Cost $338,111)		421,037

32 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Cash equivalent—15.0%
BlackRock TempCash Fund Institutional Shares 0.050%** (1)	64,838,426	$64,838
Total Cash equivalent (Cost $64,838)		64,838
Total Investments—112.3% (Cost $402,949)		$485,875

As of September 30, 2009, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $432,602.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

  #  Security fully or partially on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $50,473,901. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2009 was $51,758,547.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 33

FINANCIAL STATEMENTS

Schedule of investments

Turner Large Cap Growth Fund

September 30, 2009

	Shares	Value (000)
Common stock—97.5%†
Consumer discretionary—10.8%
Amazon.com*	31,720	$2,961
Coach	36,070	1,188
Honda Motor ADR	39,890	1,209
International Game Technology	47,320	1,017
Kohl's*	27,170	1,550
Lowe's	86,160	1,804
Pulte Homes	63,610	699
Total Consumer discretionary		10,428
Consumer staples—14.5%
Archer-Daniels-Midland	65,890	1,925
Avon Products	76,790	2,608
Colgate-Palmolive	21,140	1,613
CVS Caremark	64,560	2,307
PepsiCo	92,790	5,443
Total Consumer staples		13,896
Energy—3.8%
Occidental Petroleum	23,550	1,846
Southwestern Energy*	20,260	865
Weatherford International*	44,060	913
Total Energy		3,624
Financials—5.8%
Charles Schwab	56,480	1,082
Fifth Third Bancorp	75,400	764
Goldman Sachs Group	9,410	1,735
T. Rowe Price Group	22,000	1,005
Visa, Cl A	14,810	1,023
Total Financials		5,609
Health care—17.1%
Alcon	8,030	1,114
Amgen*	49,180	2,962
Express Scripts*	31,410	2,437
Gilead Sciences*	73,250	3,412
Pfizer	49,700	823
Shire ADR	19,380	1,013
St. Jude Medical*	42,790	1,669
Teva Pharmaceutical Industries ADR	25,820	1,305
Thermo Fisher Scientific*	39,000	1,703
Total Health care		16,438

	Shares	Value (000)
Industrials—2.8%
C.H. Robinson Worldwide	14,440	$834
Caterpillar	18,050	927
Cummins	21,100	945
Total Industrials		2,706
Information technology—39.2%
Adobe Systems*	50,790	1,678
Alcatel-Lucent ADR	422,840	1,899
Apple*	27,120	5,027
Applied Materials	192,310	2,577
Broadcom, Cl A*	132,540	4,068
Cisco Systems*	202,300	4,762
Google, Cl A*	9,665	4,793
Juniper Networks*	84,630	2,287
Kla-Tencor	62,130	2,228
QUALCOMM	91,250	4,104
Taiwan Semiconductor Manufacturing ADR	207,875	2,278
Xilinx	84,040	1,968
Total Information technology		37,669
Materials—3.5%
Monsanto	16,720	1,294
Nucor	22,640	1,064
Rio Tinto ADR	6,170	1,051
Total Materials		3,409
Total Common stock (Cost $84,594)		93,779

34 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner Large Cap Growth Fund

	Shares	Value (000)
Cash equivalent—4.4%
BlackRock TempCash Fund, Institutional Shares 0.050%**	4,205,660	$4,206
Total Cash equivalent (Cost $4,206)		4,206
Total Investments—101.9% (Cost $88,800)		$97,985

As of September 30, 2009, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $96,131.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 35

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Growth Fund

September 30, 2009

	Shares	Value (000)
Common stock—100.4%†
Consumer discretionary—18.6%
Bed Bath & Beyond*	355,840	$13,358
Black & Decker	144,340	6,681
Cablevision Systems, Cl A	267,936	6,363
Coach	446,960	14,714
Darden Restaurants	160,886	5,491
DR Horton	847,550	9,671
Goodyear Tire & Rubber*	610,430	10,396
Guess?	388,932	14,406
Nordstrom #	353,050	10,782
Panera Bread, Cl A*	71,689	3,943
Penn National Gaming*	194,428	5,378
priceline.com*	69,540	11,531
Pulte Homes	746,727	8,206
Starwood Hotels & Resorts Worldwide	458,860	15,156
Urban Outfitters*	494,884	14,931
Warnaco Group*	137,550	6,033
WMS Industries*	300,725	13,400
Wynn Resorts* #	217,005	15,384
Total Consumer discretionary		185,824
Consumer staples—6.9%
Alberto-Culver, Cl B	238,907	6,613
Avon Products	537,400	18,250
Energizer Holdings*	191,250	12,687
Green Mountain Coffee Roasters*	108,350	8,001
Hansen Natural*	192,315	7,066
Whole Foods Market* #	552,920	16,858
Total Consumer staples		69,475
Energy—6.4%
Cameron International*	370,969	14,030
Consol Energy	287,946	12,989
Nabors Industries*	491,470	10,272
PetroHawk Energy*	485,060	11,743
Range Resources	296,811	14,651
Total Energy		63,685
Financials—10.6%
Affiliated Managers Group*	111,974	7,280
CB Richard Ellis Group, Cl A*	622,860	7,312
Digital Realty Trust #	258,470	11,815

	Shares	Value (000)
Discover Financial Services	523,710	$8,500
Fifth Third Bancorp	784,350	7,945
Genworth Financial, Cl A	950,210	11,355
Hartford Financial Services Group	196,830	5,216
IntercontinentalExchange*	99,411	9,662
MSCI, Cl A*	326,680	9,676
T. Rowe Price Group	344,929	15,763
TD Ameritrade Holding*	590,570	11,587
Total Financials		106,111
Health care—14.0%
Alexion Pharmaceuticals*	341,297	15,201
AmerisourceBergen, Cl A	322,728	7,223
Beckman Coulter	144,945	9,993
CIGNA	241,260	6,777
Community Health Systems*	200,280	6,395
DaVita*	140,039	7,932
Health Management Associates, Cl A*	549,780	4,118
Illumina*	332,449	14,129
Intuitive Surgical* #	48,092	12,612
Laboratory Corp. of America Holdings*	111,820	7,347
Life Technologies*	176,220	8,203
Omnicare	355,304	8,001
United Therapeutics*	271,006	13,277
Vertex Pharmaceuticals*	152,140	5,766
Waters*	91,308	5,100
Watson Pharmaceuticals*	212,881	7,800
Total Health care		139,874
Industrials—10.5%
C.H. Robinson Worldwide	223,190	12,889
Continental Airlines, Cl B*	619,622	10,187
Cummins	307,680	13,787
Fastenal #	211,060	8,168
Joy Global	160,190	7,840
McDermott International*	355,710	8,989
Navistar International*	134,190	5,021
Parker Hannifin	184,900	9,585
Precision Castparts	137,262	13,983
Robert Half International	449,639	11,250
URS*	68,770	3,002
Total Industrials		104,701

36 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
Information technology—25.6%
Alcatel-Lucent ADR	2,305,480	$10,352
ASML Holding, NY Shares	379,760	11,229
Atheros Communications*	451,258	11,972
Broadcom, Cl A*	474,151	14,552
Brocade Communications Systems*	1,202,560	9,452
Ciena* #	431,480	7,024
F5 Networks*	441,514	17,497
Fiserv*	253,443	12,216
Global Payments	285,940	13,353
Juniper Networks*	262,384	7,090
Lam Research*	355,965	12,160
Marvell Technology Group*	885,990	14,344
McAfee*	370,691	16,233
MercadoLibre*	142,980	5,499
Micron Technology*	2,330,880	19,113
NetApp*	651,780	17,390
Netlogic Microsystems* #	148,910	6,701
PMC - Sierra*	1,114,419	10,654
Salesforce.com*	190,990	10,873
Varian Semiconductor Equipment Associates*	376,061	12,350
VeriSign*	420,680	9,966
VistaPrint* #	109,543	5,559
Total Information technology		255,579
Materials—5.2%
Airgas	133,779	6,471
Alcoa	665,720	8,734
CF Industries Holdings	121,560	10,482
Ecolab	209,277	9,675
Thompson Creek Metals*	273,610	3,303
United States Steel	314,380	13,949
Total Materials		52,614
Telecommunication services—0.8%
Millicom International Cellular*	112,570	8,188
Total Telecommunication services		8,188

	Shares	Value (000)
Utilities—1.8%
AES*	750,656	$11,125
Questar	176,606	6,633
Total Utilities		17,758
Total Common stock (Cost $766,521)		1,003,809
Cash equivalent—7.0%
BlackRock TempCash Fund, Institutional Shares 0.050%** (1)	69,957,421	69,957
Total Cash equivalent (Cost $69,957)		69,957
Total Investments—107.4% (Cost $836,478)		$1,073,766

As of September 30, 2009, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $999,601.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $68,078,495. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2009 was $69,957,421.

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 37

FINANCIAL STATEMENTS

Schedule of investments

Turner New Enterprise Fund

September 30, 2009

	Shares	Value (000)
Common stock—99.7%†
Consumer discretionary—15.4%
Coach	27,700	$912
Guess?	21,680	803
Melco Crown Entertainment ADR*	102,100	711
Orient-Express Hotels, Cl A #	65,500	754
WMS Industries*	19,370	863
Total Consumer discretionary		4,043
Consumer staples—5.6%
Green Mountain Coffee Roasters*	10,390	767
Whole Foods Market* #	23,460	715
Total Consumer staples		1,482
Financials—8.5%
Genworth Financial, Cl A	56,900	680
Goldman Sachs Group	4,590	846
MSCI, Cl A*	23,830	706
Total Financials		2,232
Health care—11.9%
Alexion Pharmaceuticals*	20,790	926
Express Scripts*	15,260	1,184
Gilead Sciences*	22,170	1,033
Total Health care		3,143
Industrials—1.7%
A123 Systems*	21,200	452
Total Industrials		452
Information technology—51.4%
Alcatel-Lucent ADR	189,170	849
Apple*	5,540	1,027
Applied Micro Circuits*	73,600	735
ASML Holding, NY Shares	24,600	728
Atheros Communications*	28,430	754
Broadcom, Cl A*	23,550	723
Brocade Communications Systems*	61,200	481
Ciena*	41,040	668
F5 Networks*	35,640	1,413
Google, Cl A*	1,430	709
Lam Research*	24,240	828
McAfee*	15,890	696

	Shares	Value (000)
Micron Technology*	171,880	$1,409
QUALCOMM	16,860	758
STEC* #	14,200	417
Taiwan Semiconductor Manufacturing ADR	56,903	624
Varian Semiconductor Equipment Associates*	21,980	722
Total Information technology		13,541
Materials—5.2%
CF Industries Holdings	9,410	811
Thompson Creek Metals*	45,570	550
Total Materials		1,361
Total Common stock (Cost $19,833)		26,254
Cash equivalent—9.6%
BlackRock TempCash Fund, Institutional Shares 0.050%** (1)	2,526,159	2,526
Total Cash equivalent (Cost $2,526)		2,526
Total Investments—109.3% (Cost $22,359)		$28,780

As of September 30, 2009, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $26,324.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at September 30, 2009. The total value of securities on loan at September 30, 2009, was $1,254,475. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

38 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner New Enterprise Fund

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2009 was $1,282,957.

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 39

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

September 30, 2009

	Shares	Value (000)
Common stock—98.3%†
Consumer discretionary—16.4%
ArvinMeritor	225,436	$1,763
Capella Education*	25,100	1,690
Coldwater Creek*	287,650	2,359
Deckers Outdoor*	23,040	1,955
DineEquity #	68,130	1,686
Fuqi International* #	56,420	1,652
Gaylord Entertainment* #	78,308	1,574
J. Crew Group*	87,910	3,149
Life Time Fitness* #	83,560	2,344
Orient-Express Hotels, Cl A #	270,680	3,115
Ryland Group	86,480	1,822
Saks* #	430,250	2,934
Scientific Games, Cl A*	105,490	1,670
Texas Roadhouse, Cl A*	239,620	2,545
True Religion Apparel* #	96,680	2,507
Tupperware Brands	48,030	1,918
Warnaco Group*	76,770	3,367
WMS Industries*	70,260	3,131
Total Consumer discretionary		41,181
Consumer staples—2.7%
Central European Distribution*	33,660	1,103
Chattem* #	26,249	1,743
Lance	64,000	1,653
United Natural Foods*	94,833	2,268
Total Consumer staples		6,767
Energy—2.3%
Arena Resources*	66,170	2,349
Holly	39,800	1,020
Key Energy Services*	279,007	2,427
Total Energy		5,796
Financials—6.4%
Artio Global Investors, Cl A* #	94,400	2,469
Bank of the Ozarks #	74,680	1,981
E-House China Holdings ADR* #	81,130	1,733
GLG Partners #	514,500	2,074
optionsXpress Holdings	25,600	442
ProAssurance*	29,660	1,548
Stifel Financial*	41,080	2,255
Tanger Factory Outlet Centers #	49,060	1,832
Western Alliance Bancorp*	271,190	1,711
Total Financials		16,045

	Shares	Value (000)
Health care—23.7%
Acorda Therapeutics*	114,310	$2,661
Align Technology*	118,795	1,689
AMERIGROUP*	82,957	1,839
Auxilium Pharmaceuticals* #	43,600	1,492
Emergency Medical Services, Cl A*	43,060	2,002
ev3*	152,810	1,881
Haemonetics*	26,270	1,474
Healthsouth*	134,640	2,106
Human Genome Sciences* #	143,510	2,701
ICON ADR*	53,130	1,301
Immucor*	70,450	1,247
Impax Laboratories*	102,120	890
MedAssets*	91,520	2,066
Mednax*	35,230	1,935
NuVasive* #	55,900	2,334
Onyx Pharmaceuticals*	32,610	978
OSI Pharmaceuticals*	29,600	1,045
Owens & Minor	48,060	2,175
Parexel International*	91,130	1,239
Perrigo	42,510	1,445
PharMerica*	79,600	1,478
Psychiatric Solutions*	90,490	2,421
Regeneron Pharmaceuticals*	61,130	1,179
Savient Pharmaceuticals* #	118,900	1,807
Seattle Genetics*	83,100	1,166
STERIS	66,160	2,015
SXC Health Solutions*	30,570	1,430
Tenet Healthcare*	732,850	4,309
Thoratec*	67,020	2,029
United Therapeutics*	66,240	3,245
Vivus*	69,060	722
West Pharmaceutical Services	60,270	2,448
XenoPort*	33,496	711
Total Health care		59,460
Industrials—8.5%
American Superconductor* #	50,280	1,687
Copa Holdings, Cl A	45,530	2,026
Ener1*	152,220	1,053
EnPro Industries*	57,650	1,318
Genesee & Wyoming, Cl A*	61,880	1,876
HUB Group, Cl A*	48,410	1,106
Kforce*	179,930	2,163

40 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
Mobile Mini*	109,936	$1,908
Nordson	23,930	1,342
Tetra Tech*	79,260	2,103
Trina Solar ADR*	68,998	2,220
Watsco	44,080	2,376
Total Industrials		21,178
Information technology—32.4%
Adtran	106,070	2,604
Ariba*	217,210	2,520
AsiaInfo Holdings* #	122,760	2,452
Atheros Communications*	156,830	4,161
Blue Coat Systems*	86,260	1,949
Ciena* #	150,680	2,453
comScore*	104,940	1,890
Cybersource*	149,235	2,488
Cymer*	50,070	1,946
DealerTrack Holdings*	99,920	1,889
Digital River*	61,120	2,464
Diodes*	85,960	1,555
Fairchild Semiconductor International, Cl A*	371,580	3,801
GSI Commerce*	135,640	2,619
MercadoLibre* #	49,960	1,921
Net 1 UEPS Technologies*	136,500	2,861
Netlogic Microsystems* #	79,640	3,584
Omniture*	115,267	2,471
Palm* #	200,410	3,493
Plexus*	113,540	2,991
PMC - Sierra*	425,530	4,068
Quality Systems #	23,030	1,418
Riverbed Technology*	61,420	1,349
Semtech*	136,750	2,326
SolarWinds* #	73,470	1,618
Sourcefire*	114,359	2,455
Teradyne*	387,560	3,585
Ultratech*	135,950	1,798
Varian Semiconductor Equipment Associates*	104,790	3,441
Verigy*	186,870	2,172
VistaPrint* #	52,050	2,642
Vocus*	109,201	2,281
Total Information technology		81,265

	Shares	Value (000)
Materials—4.0%
Century Aluminum*	143,440	$1,341
Compass Minerals International #	37,190	2,291
Schweitzer-Manduit International	19,367	1,053
Solutia*	84,280	976
Temple-Inland	130,930	2,150
Thompson Creek Metals* #	179,370	2,165
Total Materials		9,976
Telecommunication services—1.9%
Neutral Tandem*	67,570	1,538
Premiere Global Services*	153,190	1,273
tw telecom inc, Cl A* #	148,630	1,999
Total Telecommunication services		4,810
Total Common stock (Cost $196,457)		246,478
Cash equivalent—22.9%
BlackRock TempCash Fund, Institutional Shares 0.050%** (1)	57,498,985	57,499
Total Cash equivalent (Cost $57,499)		57,499
Total Investments—121.2% (Cost $253,956)		$303,977

As of September 30, 2009, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $250,860.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at September 30, 2009. The total value of securities on loan at September 30, 2009, was $52,493,374. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

TURNER FUNDS 2009 ANNUAL REPORT 41

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2009 was $53,739,634.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

42 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner Quantitative Broad Market Equity Fund

September 30, 2009

	Shares	Value (000)
Common stock—97.6%
Consumer discretionary—10.9%
Amazon.com*	30	$3
American Eagle Outfitters	160	3
AutoNation*	220	4
Comcast, Cl A	310	5
DeVry	70	4
DIRECTV Group*	180	5
Ford Motor*	730	5
Guess?	130	5
Home Depot	140	4
Liberty Media - Interactive, Cl A*	450	5
Macy's	150	3
McDonald's	60	3
Target	50	2
Time Warner Cable, Cl A	89	4
Walt Disney	110	3
Total Consumer discretionary		58
Consumer staples—10.2%
Altria Group	260	5
Avon Products	210	7
Coca-Cola	100	5
Constellation Brands, Cl A*	310	5
CVS Caremark	80	3
Estee Lauder, Cl A	130	5
Fresh Del Monte Produce*	170	4
Kroger	240	5
PepsiCo	76	4
Philip Morris International	50	2
Procter & Gamble	50	3
Wal-Mart Stores	122	6
Total Consumer staples		54
Energy—11.7%
Anadarko Petroleum	60	4
Apache	50	4
Chevron	50	3
Cimarex Energy	130	6
ConocoPhillips	56	3
Devon Energy	60	4
Exxon Mobil	120	8
Murphy Oil	90	5
Occidental Petroleum	35	3
Penn Virginia	220	5

	Shares	Value (000)
Pioneer Natural Resources	160	$6
Spectra Energy	290	5
Williams	330	6
Total Energy		62
Financials—15.5%
Affiliated Managers Group*	70	4
Bank of America	410	7
Bank of New York Mellon	90	2
Charles Schwab	270	5
Citigroup	1,790	9
Goldman Sachs Group	20	4
JPMorgan Chase	176	8
MetLife	70	2
NYSE Euronext	90	3
Old Republic International	341	4
PNC Financial Services Group	140	7
Principal Financial Group	140	4
Regions Financial	420	3
Reinsurance Group of America, Cl A	60	3
T. Rowe Price Group	84	4
US Bancorp	210	4
Webster Financial	320	4
Wells Fargo	170	5
Total Financials		82
Health care—12.0%
Boston Scientific*	420	4
Bristol-Myers Squibb	200	5
Charles River Laboratories International*	140	5
Community Health Systems*	180	6
Coventry Health Care*	280	6
Intuitive Surgical*	20	5
Inverness Medical Innovations*	150	6
Johnson & Johnson	101	6
Merck	90	3
Mylan*	340	5
PDL BioPharma	400	3
Pfizer	350	6
Thermo Fisher Scientific*	90	4
Total Health care		64

TURNER FUNDS 2009 ANNUAL REPORT 43

FINANCIAL STATEMENTS

Schedule of investments

Turner Quantitative Broad Market Equity Fund

	Shares	Value (000)
Industrials—8.5%
3M	40	$3
AMR*	300	2
Boeing	50	3
CSX	120	5
General Electric	557	9
Harsco	110	4
Navistar International*	140	5
Precision Castparts	40	4
Union Pacific	60	4
United Parcel Service, Cl B	50	3
United Technologies	50	3
Total Industrials		45
Information technology—19.2%
Alliance Data Systems*	90	5
Apple*	30	5
Cisco Systems*	297	7
Corning	360	5
Fidelity National Information Services	220	6
Google, Cl A*	9	5
Hewlett-Packard	140	7
Intel	180	4
International Business Machines	72	9
Juniper Networks*	170	5
Microsoft	347	9
Oracle	160	3
QUALCOMM	110	5
Salesforce.com*	100	6
Taiwan Semiconductor Manufacturing ADR	552	6
VeriSign*	220	5
Xerox	550	4
Xilinx	270	6
Total Information technology		102
Materials—3.8%
Celanese, Ser A	120	3
Cytec Industries	140	5
Eastman Chemical	60	3
Greif, Cl A	90	5
Nucor	100	4
Total Materials		20

	Shares	Value (000)
Telecommunication services—4.3%
AT&T	320	$9
Crown Castle International*	220	7
NII Holdings*	140	4
Verizon Communications	100	3
Total Telecommunication services		23
Utilities—1.5%
Energen	120	5
Great Plains Energy	190	3
Total Utilities		8
Total Common stock (Cost $440)		518
Cash equivalent—2.8%
BlackRock TempCash Fund, Institutional Shares 0.050%**	14,784	15
Total Cash equivalent (Cost $15)		15
Total Investments—100.4% (Cost $455)		$533

As of September 30, 2009, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $531.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The accompanying notes are an integral part of the financial statements.

44 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner Quantitative Large Cap Value Fund

September 30, 2009

	Shares	Value (000)
Common stock—97.8%
Consumer discretionary—9.7%
Amazon.com*	50	$5
Apollo Group, Cl A*	80	6
Comcast, Cl A	470	8
Ford Motor*	440	3
Home Depot	250	7
Johnson Controls	290	7
Liberty Media - Interactive, Cl A*	620	7
Lowe's	210	4
Time Warner	280	8
Time Warner Cable, Cl A	230	10
Urban Outfitters*	240	7
Walt Disney	110	3
Total Consumer discretionary		75
Consumer staples—6.4%
Avon Products	210	7
Coca-Cola	100	5
CVS Caremark	160	6
Kraft Foods, Cl A	240	6
Sara Lee	600	7
Smithfield Foods*	250	4
Wal-Mart Stores	110	5
Whole Foods Market*	330	10
Total Consumer staples		50
Energy—16.8%
Apache	60	6
Chevron	180	13
Devon Energy	80	5
EOG Resources	110	9
Exxon Mobil	320	22
Marathon Oil	320	10
Murphy Oil	120	7
Occidental Petroleum	170	13
Peabody Energy	240	9
Southwestern Energy*	140	6
Spectra Energy	630	12
Weatherford International*	290	6
Williams	460	8
XTO Energy	100	4
Total Energy		130

	Shares	Value (000)
Financials—23.2%
Aflac	240	$10
Arthur J. Gallagher	350	9
Bank of America	1,410	24
BB&T	150	4
Capital One Financial	240	9
Citigroup	1,480	7
Equity Residential	140	4
Fifth Third Bancorp	370	4
Franklin Resources	100	10
Goldman Sachs Group	80	15
JPMorgan Chase	550	24
MetLife	210	8
Morgan Stanley	200	6
Regions Financial	870	5
T. Rowe Price Group	170	8
TD Ameritrade Holding*	370	7
US Bancorp	370	8
Wells Fargo	630	18
Total Financials		180
Health care—9.7%
Boston Scientific*	660	7
Charles River Laboratories International*	140	5
Community Health Systems*	150	5
Coventry Health Care*	400	8
Illumina*	160	7
Medco Health Solutions*	130	7
Merck	180	5
Mylan*	490	8
Pfizer	1,010	17
UnitedHealth Group	240	6
Total Health care		75
Industrials—9.1%
Boeing	90	5
General Electric	1,890	31
Illinois Tool Works	130	6
L-3 Communications Holdings	80	6
Lockheed Martin	60	5
Norfolk Southern	170	7
Northrop Grumman	120	6
Raytheon	90	5
Total Industrials		71

TURNER FUNDS 2009 ANNUAL REPORT 45

FINANCIAL STATEMENTS

Schedule of investments

Turner Quantitative Large Cap Value Fund

	Shares	Value (000)
Information technology—8.3%
Alliance Data Systems*	150	$9
Altera	390	8
Applied Materials	350	5
Electronic Arts*	170	3
Hewlett-Packard	90	4
Intel	290	6
Mastercard, Cl A	30	6
Motorola	510	4
National Semiconductor	390	5
VeriSign*	320	8
Xerox	730	6
Total Information technology		64
Materials—3.2%
Celanese, Ser A	210	5
Dow Chemical	370	10
Freeport-McMoRan Copper & Gold	150	10
Total Materials		25
Telecommunication services—5.3%
AT&T	960	26
NII Holdings*	250	7
Verizon Communications	250	8
Total Telecommunication services		41
Utilities—6.1%
AES*	550	8
Centerpoint Energy	610	8
EQT	170	7
Exelon	90	5
Oneok	210	8
PPL	180	5
TECO Energy	490	7
Total Utilities		48
Total Common stock (Cost $634)		759

	Shares	Value (000)
Cash equivalent—2.2%
BlackRock TempCash Fund, Institutional Shares 0.050%**	17,188	$17
Total Cash equivalent (Cost $17)		17
Total Investments—100.0% (Cost $651)		$776

As of September 30, 2009, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $776.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

Cl — Class

Ser — Series

The accompanying notes are an integral part of the financial statements.

46 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner International Core Growth Fund

September 30, 2009

	Shares	Value (000)
Common stock—96.4%
Consumer discretionary—11.2%
Dongfeng Motor Group, Cl H	32,810	$35
Honda Motor	1,900	59
Inditex	1,140	65
Intercontinental Hotels Group	2,939	38
LVMH Moet Hennessy Louis Vuitton	585	59
Panasonic	3,590	53
Parkson Retail Group	27,407	41
Sony	1,500	44
Wynn Macau* ^	29,248	38
Total Consumer discretionary		432
Consumer staples—10.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	770	43
Diageo	4,590	71
Hypermarcas*	2,304	46
Nestle	2,490	106
Reckitt Benckiser Group	1,054	51
Wimm-Bill-Dann Foods ADR*	600	43
Woolworths	2,290	59
Total Consumer staples		419
Energy—10.8%
BG Group	3,810	66
CNOOC	33,800	46
Enbridge	1,360	53
OGX Petroleo e Gas Participacoes	100	76
Transocean*	760	65
Tullow Oil	2,940	53
Weatherford International*	2,760	57
Total Energy		416
Financials—18.7%
Admiral Group	3,770	70
Bank of Nova Scotia	866	39
Deutsche Boerse	650	53
GAM Holding	1,426	71
HDFC Bank ADR	350	41
Industrial & Commercial Bank of China	95,250	72
ING Groep	4,290	77
Intesa Sanpaolo	15,329	68
Mitsubishi UFJ Financial Group	10,030	54

	Shares	Value (000)
Mitsui Fudosan	3,160	$53
Standard Chartered	2,378	59
Westpac Banking	2,760	64
Total Financials		721
Health care—10.6%
Alcon	450	62
AstraZeneca	610	28
Biovail	2,211	34
Covidien	990	43
Nobel Biocare Holding	830	28
Roche Holding	520	84
Sonova Holding	420	42
SSL International	4,910	50
Teva Pharmaceutical Industries ADR	720	36
Total Health care		407
Industrials—4.2%
Komatsu	3,200	60
Kurita Water Industries	1,600	57
Tyco International	1,330	46
Total Industrials		163
Information technology—11.7%
Aixtron	2,569	70
Alcatel-Lucent	19,520	87
ASML Holding	2,730	80
Autonomy*	2,640	69
Longtop Financial Technologies ADR*	1,280	36
Samsung Electronics	90	63
Taiwan Semiconductor Manufacturing ADR	4,120	45
Total Information technology		450
Materials—10.9%
Air Liquide	500	57
Anhui Conch Cement, Cl H	6,880	46
ArcelorMittal	1,484	55
BHP Billiton	2,400	80
Rio Tinto	1,393	73
Silver Wheaton*	4,450	56
Syngenta	220	51
Total Materials		418

TURNER FUNDS 2009 ANNUAL REPORT 47

FINANCIAL STATEMENTS

Schedule of investments

Turner International Core Growth Fund

	Shares	Value (000)
Telecommunication services—5.0%
America Movil, Ser L	20,490	$45
China Unicom Hong Kong	28,580	41
Millicom International Cellular*	690	50
Rogers Communications, Cl B	2,010	57
Total Telecommunication services		193
Utilities—2.4%
International Power	9,759	45
Tokyo Gas	11,300	47
Total Utilities		92
Total Common stock (Cost $3,100)		3,711
Preferred stock—3.2%
Financials—1.6%
Itau Unibanco Holding	3,014	61
Total Financials		61
Utilities—1.6%
Cia Energetica de Minas Gerais	3,950	60
Total Utilities		60
Total Preferred stock (Cost $99)		121
Cash equivalent—1.2%
BlackRock TempCash Fund, Institutional Shares 0.050%**	46,165	46
Total Cash equivalent (Cost $46)		46
Total Investments—100.8% (Cost $3,245)		$3,878

Country Allocation as of 9/30/09†
Switzerland	15.8%
United Kingdom	15.5
Japan	11.0
Brazil	7.4
Australia	7.1
Canada	6.2
France	5.2
China	4.9
Netherlands	4.0
Germany	3.2
Hong Kong	3.2
Luxembourg	2.7
Italy	1.7
Spain	1.7
South Korea	1.6
Taiwan	1.2
Mexico	1.2
United States	1.2
India	1.1
Ireland	1.1
Russia	1.1
Cayman Islands	1.0
Israel	0.9
Subtotal	100.0%

  †  Percentages are based on total investments.

The following is a summary of inputs used as of September 30, 2009 in valuing the Fund's investments carried at value:

Investments in securities	Level 1	Level 2	Level 3		Total
Common stock	$3,673	$—	$38	††	$3,711
Preferred stock	121	—	—		121
Cash equivalent	46	—	—		46
Total Investments in securities	$3,840	$—	$38		$3,878

  ††  Classified as consumer discretionary.

Investments in Securities
Beginning balance as of October 1, 2008	$—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases/sales	38
Net transfer in and/or out of Level 3	—
Ending balance as of September 30, 2009	$38

Percentages are based on Net Assets of $3,848.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

  ^  Security fair valued using methods determined in good faith by the Fair Value Committee. As of September 30, 2009 the total market value of this security was $38,044, representing 1.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The accompanying notes are an integral part of the financial statements.

48 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner Midcap Equity Fund

September 30, 2009

	Shares	Value (000)
Common stock—98.0%
Consumer discretionary—13.8%
Abercrombie & Fitch, Cl A	850	$28
Aeropostale*	750	33
Dollar Tree*	520	25
Guess?	590	22
Lamar Advertising, Cl A*	1,170	32
Las Vegas Sands*	1,520	26
Newell Rubbermaid	1,600	25
NVR*	27	17
O'Reilly Automotive*	410	15
priceline.com*	137	23
WMS Industries*	685	30
Total Consumer discretionary		276
Consumer staples—4.7%
Church & Dwight	267	15
JM Smucker	625	33
Sara Lee	1,930	21
Whole Foods Market*	805	25
Total Consumer staples		94
Energy—9.2%
Alpha Natural Resources*	745	26
Concho Resources*	835	30
ENSCO International	595	25
FMC Technologies*	570	30
Oil States International*	880	31
PetroHawk Energy*	615	15
Plains All American Pipeline LP	564	26
Total Energy		183
Financials—17.6%
AllianceBernstein Holding LP	1,680	46
Allied World Assurance Holdings	530	25
Arch Capital Group*	432	29
Assured Guaranty	1,320	26
Brandywine Realty Trust	3,360	37
Chimera Investment	2,730	10
Digital Realty Trust	620	28
Douglas Emmett	1,950	24
First Horizon National*	2,081	28
IntercontinentalExchange*	120	12
Marshall & Ilsley	3,565	29

	Shares	Value (000)
SunTrust Banks	1,530	$34
Zions Bancorporation	1,280	23
Total Financials		351
Health care—9.5%
Biovail	2,485	38
Intuitive Surgical*	83	22
King Pharmaceuticals*	2,975	32
Life Technologies*	735	34
Mylan*	2,415	39
Universal Health Services, Cl B	400	25
Total Health care		190
Industrials—10.0%
Flowserve	210	21
Joy Global	615	30
McDermott International*	1,580	40
Oshkosh	470	14
Roper Industries	685	35
TransDigm Group*	735	37
WW Grainger	260	23
Total Industrials		200
Information technology—16.8%
Global Payments	650	30
IAC/InterActiveCorp*	1,775	36
Intersil, Cl A	1,645	25
Jabil Circuit	1,805	24
Maxim Integrated Products	1,810	33
McAfee*	755	33
NCR*	2,235	31
Novellus Systems*	1,130	24
ON Semiconductor*	3,430	28
Sybase*	720	28
Synopsys*	1,055	24
Western Digital*	544	20
Total Information technology		336
Materials—5.3%
Carpenter Technology	715	17
Cliffs Natural Resources	510	16
Commercial Metals	1,435	26
Pactiv*	1,145	30
Pan American Silver*	745	17
Total Materials		106

TURNER FUNDS 2009 ANNUAL REPORT 49

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Equity Fund

	Shares	Value (000)
Telecommunication services—4.7%
Millicom International Cellular*	280	$21
SBA Communications, Cl A*	1,340	36
Windstream	3,770	38
Total Telecommunication services		95
Utilities—6.4%
AES*	1,420	21
Constellation Energy Group	910	29
Northeast Utilities	1,215	29
NV Energy	2,135	25
RRI Energy*	3,425	24
Total Utilities		128
Total Common stock (Cost $1,688)		1,959
Cash equivalent—5.2%
BlackRock TempCash Fund, Institutional Shares 0.050%**	104,528	105
Total Cash equivalent (Cost $105)		105
Total Investments—103.2% (Cost $1,793)		$2,064

As of September 30, 2009, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $2,000.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

Cl — Class

LP — Limited Partnership

The accompanying notes are an integral part of the financial statements.

50 TURNER FUNDS 2009 ANNUAL REPORT

Schedule of investments

Turner Small Cap Equity Fund

September 30, 2009

	Shares	Value (000)
Common stock—98.6%
Consumer discretionary—15.4%
Bally Technologies*	3,640	$140
Buffalo Wild Wings* #	8,580	357
Carter's*	11,350	303
Cheesecake Factory*	21,810	404
Collective Brands*	21,570	374
Corinthian Colleges*	15,730	292
Dress Barn*	16,540	297
Lumber Liquidators*	19,330	419
Men's Wearhouse	7,360	182
Ryland Group	14,970	315
Service International	67,400	472
Tempur-Pedic International	13,900	263
Tractor Supply*	7,540	365
Vail Resorts*	9,150	307
Total Consumer discretionary		4,490
Consumer staples—3.2%
AgFeed Industries* #	38,840	208
Darling International*	40,580	298
TreeHouse Foods*	11,970	427
Total Consumer staples		933
Energy—6.6%
Bristow Group*	9,960	295
Clean Energy Fuels*	19,370	279
InterOil*	5,720	226
Regency Energy Partners LP	18,610	365
Stone Energy*	26,550	433
Tetra Technologies*	33,650	326
Total Energy		1,924
Financials—19.3%
American Capital	89,690	290
BioMed Realty Trust	22,640	313
Brandywine Realty Trust	50,020	552
Cash America International	15,630	471
DCT Industrial Trust	61,180	313
First Niagara Financial Group	26,260	324
Hancock Holding	10,270	386
Knight Capital Group, Cl A*	13,990	304
MF Global*	54,480	396
Omega Healthcare Investors	10,660	171
PrivateBancorp #	15,060	368

	Shares	Value (000)
Prosperity Bancshares	14,360	$500
Signature Bank*	16,560	480
Stifel Financial*	6,890	378
Tanger Factory Outlet Centers	9,710	362
Total Financials		5,608
Health care—12.9%
Almost Family*	4,880	145
American Medical Systems Holdings*	23,500	397
Catalyst Health Solutions*	6,220	181
Emergency Medical Services, Cl A*	5,170	240
ev3*	29,460	363
Genoptix*	5,170	180
Greatbatch*	10,850	244
Human Genome Sciences*	6,140	116
Medicis Pharmaceutical, Cl A	21,960	469
Nektar Therapeutics*	34,900	340
PSS World Medical*	13,360	292
Salix Pharmaceuticals*	14,370	306
Seattle Genetics*	21,060	295
Vivus*	17,640	184
Total Health care		3,752
Industrials—11.3%
AirTran Holdings*	61,580	385
Albany International, Cl A	11,370	221
Belden	10,390	240
Chicago Bridge & Iron, NY Shares	12,190	228
Deluxe	19,420	332
EnerNOC*	10,130	336
Esterline Technologies*	6,720	263
GrafTech International*	20,280	298
Manitowoc	24,420	231
RINO International* #	10,000	211
Tetra Tech*	9,930	264
Woodward Governor	10,810	262
Total Industrials		3,271
Information technology—19.7%
ADC Telecommunications*	37,300	311
Applied Micro Circuits*	20,120	201
Cadence Design Systems*	51,660	379

TURNER FUNDS 2009 ANNUAL REPORT 51

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Equity Fund

	Shares	Value (000)
Cymer*	7,940	$308
Entegris*	36,610	181
JDS Uniphase*	50,090	356
Mantech International, Cl A*	5,950	281
MercadoLibre* #	8,260	318
NCR*	38,250	529
Polycom*	13,190	353
Power Integrations	8,490	283
Sapient*	37,010	297
Semtech*	17,570	299
Solera Holdings	12,300	383
Teradyne*	37,830	350
TNS*	12,710	348
Unisys*	130,200	348
Zoran*	18,750	216
Total Information technology		5,741
Materials—6.0%
Century Aluminum*	25,350	237
Hecla Mining* #	132,950	584
Kaiser Aluminum	10,520	382
Rock-Tenn, Cl A	5,960	281
Rockwood Holdings*	13,030	268
Total Materials		1,752
Telecommunication services—0.9%
NTELOS Holdings	13,220	234
PAETEC Holding*	7,790	30
Total Telecommunication services		264
Utilities—3.3%
Avista	15,420	312
Cleco	12,390	311
PNM Resources	29,420	343
Total Utilities		966
Total Common stock (Cost $23,991)		28,701

	Shares	Value (000)
Cash equivalent—6.6%
BlackRock TempCash Fund Institutional Shares 0.050%** (1)	1,903,379	$1,903
Total Cash equivalent (Cost $1,903)		1,903
Total Investments—105.2% (Cost $25,894)		$30,604

As of September 30, 2009, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $29,099.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of September 30, 2009.

  ***  This number has been rounded to the nearest thousand.

  #  Security fully or partially on loan at September 30, 2009. The total value of securities on loan at September 30, 2009, was $1,339,239. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2009 was $1,346,126.

Cl — Class

LP — Limited Partnership

NY — New York

The accompanying notes are an integral part of the financial statements.

52 TURNER FUNDS 2009 ANNUAL REPORT

THIS PAGE WAS INTENTIONALLY LEFT BLANK

TURNER FUNDS 2009 ANNUAL REPORT 53

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

September 30, 2009

	Turner Spectrum Fund		Turner Concentrated Growth Fund		Turner Core Growth Fund		Turner Emerging Growth Fund		Turner Large Cap Growth Fund
Assets:
Investment securities, at cost	$10,957		$31,294		$559,920		$402,949		$88,800
Investment securities, at value	$11,734		$40,161	*	$654,804	*	$485,875	*	$97,985
Deposits with brokers for securities sold short	8,243		—		—		—		—
Receivable for investment securities sold	1,534		—		32,412		3,829		4,271
Receivable for capital shares sold	163		26		1,324		206		225
Unrealized appreciation on spot foreign currency contracts	38		—		—		—		—
Receivable from investment adviser	36		—		—		—		10
Receivable for dividend income	2		18		165		146		23
Prepaid expenses	1		8		15		22		11
Reclaim receivable	—		3		12		25		—
Total assets	21,751		40,216		688,732		490,103		102,525
Liabilities:
Securities sold short, at proceeds	6,575		—		—		—		—
Written options, premiums received	—		—		—		—		—
Securities sold short, at value	6,672		—		—		—		—
Written options, at value	—		—		—		—		—
Payable for investment securities purchased	1,650		—		39,682		5,012		6,256
Cash overdraft	98		—		—		—		—
Unrealized depreciation on spot foreign currency contracts	38		—		—		—		—
Dividends payable on securities sold short (Note 2)	6		—		—		—		—
Broker fees and charges on short sales payable	4		—		—		—		—
Payable due to shareholder servicing	1		12		72		38		—
Payable due to administrator	1		5		72		50		11
Obligation to return securities lending collateral	—		179		14,082		51,759		—
Payable for capital shares redeemed	—		23		322		270		86
Payable due to investment adviser	—		8		158		267		—
Payable due to chief compliance officer	—		1		10		7		2
Payable due to distributor	—		—		—		—		—
Other accrued expenses	33		15		141		98		39
Total liabilities	8,503		243		54,539		57,501		6,394
Net assets	$13,248		$39,973		$634,193		$432,602		$96,131
*Includes market value of securities on loan	$—		$170		$13,625		$50,474		$—
Net assets:
Portfolio capital of Institutional Class Shares	$8,229		$—		$484,778		$195,920		$114,530
Portfolio capital of Investor Class Shares	4,335		206,857		350,177		272,710		1,527
Portfolio capital of Retirement Class Shares	—		—		—		—		—
Portfolio capital of Class C Shares	—		—		—		—		—
Undistributed net investment income (accumulated net investment loss)	(4)		121		1,903		—		227
Accumulated net realized gain (loss) on investments, securities sold short, written option contracts and foreign currency transactions	5		(175,872)		(297,549)		(118,954)		(29,338)
Net unrealized appreciation on investments, written options and securities sold short	680		8,867		94,884		82,926		9,185
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	3		—		—		—		—
Net assets	$13,248		$39,973		$634,193		$432,602		$96,131
Outstanding shares of beneficial interest (1) Institutional Class Shares (2)	802,733		—		38,411,907		6,453,079		21,454,536
Outstanding shares of beneficial interest (1) Investor Class Shares (2)	422,785		6,486,611		25,622,911		5,007,090		334,257
Outstanding shares of beneficial interest (1) Retirement Class Shares (2)	—		—		—		—		—
Outstanding shares of beneficial interest (1) Class C Shares (2)	29		—		—		—		—
Net assets — Institutional Class Shares (2)	$8,681,194		$—		$381,277,154		$243,790,203		$94,663,946
Net assets — Investor Class Shares (2)	$4,566,909		$39,972,934		$252,916,302		$188,812,071		$1,467,259
Net assets — Retirement Class Shares (2)	$—		$—		$—		$—		$—
Net assets — Class C Shares (2)	$311		$—		$—		$—		$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$10.81		$—		$9.93		$37.78		$4.41
Net asset value, offering and redemption price per share — Investor Class Shares	$10.80		$6.16		$9.87		$37.71		$4.39
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$—		$—		$—		$—
Net asset value, offering and redemption price per share — Class C Shares	$10.80	†	$—		$—		$—		$—

54 TURNER FUNDS 2009 ANNUAL REPORT

	Turner Midcap Growth Fund		Turner New Enterprise Fund		Turner Small Cap Growth Fund		Turner Quantitative Broad Market Equity Fund	Turner Quantitative Large Cap Value Fund
Assets:
Investment securities, at cost	$836,478		$22,359		$253,956		$455	$651
Investment securities, at value	$1,073,766	*	$28,780	*	$303,977	*	$533	$776
Deposits with brokers for securities sold short	—		—		—		—	—
Receivable for investment securities sold	9,549		766		2,335		5	—
Receivable for capital shares sold	1,044		2		337		5	—
Unrealized appreciation on spot foreign currency contracts	—		—		—		—	—
Receivable from investment adviser	—		—		—		3	—
Receivable for dividend income	156		2		81		1	1
Prepaid expenses	27		6		7		9	16
Reclaim receivable	6		—		—		—	—
Total assets	1,084,548		29,556		306,737		556	793
Liabilities:
Securities sold short, at proceeds	—		—		—		—	—
Written options, premiums received	—		—		—		—	—
Securities sold short, at value	—		—		—		—	—
Written options, at value	—		—		—		—	—
Payable for investment securities purchased	1,121		1,854		1,622		13	—
Cash overdraft	11,087		—		—		—	—
Unrealized depreciation on spot foreign currency contracts	—		—		—		—	—
Dividends payable on securities sold short (Note 2)	—		—		—		—	—
Broker fees and charges on short sales payable	—		—		—		—	—
Payable due to shareholder servicing	188		5		60		—	—
Payable due to administrator	116		3		29		—	—
Obligation to return securities lending collateral	69,957		1,283		53,740		—	—
Payable for capital shares redeemed	1,781		67		240		—	—
Payable due to investment adviser	432		4		125		—	5
Payable due to chief compliance officer	16		—		4		—	—
Payable due to distributor	1		—		—		—	—
Other accrued expenses	248		16		57		12	12
Total liabilities	84,947		3,232		55,877		25	17
Net assets	$999,601		$26,324		$250,860		$531	$776
*Includes market value of securities on loan	$68,078		$1,254		$52,493		$—	$—
Net assets:
Portfolio capital of Institutional Class Shares	$158,044		$—		$—		$616	$1,018
Portfolio capital of Investor Class Shares	1,198,021		52,841		322,092		11	3
Portfolio capital of Retirement Class Shares	4,620		—		—		—	—
Portfolio capital of Class C Shares	—		—		—		—	—
Undistributed net investment income (accumulated net investment loss)	—		23		—		4	11
Accumulated net realized gain (loss) on investments, securities sold short, written option contracts and foreign currency transactions	(598,372)		(32,961)		(121,253)		(178)	(381)
Net unrealized appreciation on investments, written options and securities sold short	237,288		6,421		50,021		78	125
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—		—	—
Net assets	$999,601		$26,324		$250,860		$531	$776
Outstanding shares of beneficial interest (1) Institutional Class Shares (2)	5,209,154		—		—		62,701	103,499
Outstanding shares of beneficial interest (1) Investor Class Shares (2)	33,018,864		4,421,342		9,967,773		1,231	584
Outstanding shares of beneficial interest (1) Retirement Class Shares (2)	154,426		—		—		—	—
Outstanding shares of beneficial interest (1) Class C Shares (2)	—		—		—		—	—
Net assets — Institutional Class Shares (2)	$136,069,400		$—		$—		$521,148	$772,133
Net assets — Investor Class Shares (2)	$859,640,001		$26,324,116		$250,860,387		$10,214	$4,347
Net assets — Retirement Class Shares (2)	$3,891,907		$—		$—		$—	$—
Net assets — Class C Shares (2)	$—		$—		$—		$—	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$26.12		$—		$—		$8.31	$7.45	†
Net asset value, offering and redemption price per share — Investor Class Shares	$26.03		$5.95		$25.17		$8.30	$7.44
Net asset value, offering and redemption price per share — Retirement Class Shares	$25.20		$—		$—		$—	$—
Net asset value, offering and redemption price per share — Class C Shares	$—		$—		$—		$—	$—

(1)  Unlimited authorization — par value $0.00001.

(2)  Shares and Net Assets have not been rounded.

†  Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 55

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

September 30, 2009

	Turner International Core Growth Fund		Turner Midcap Equity Fund	Turner Small Cap Equity Fund
Assets:
Investment securities, at cost	$3,245		$1,793	$25,894
Foreign currency, at cost	6		—	—
Investment securities, at value	$3,878		$2,064	$30,604	*
Foreign currency, at value	7		—	—
Receivable for investment securities sold	—		279	401
Receivable for capital shares sold	—		—	7
Receivable from investment adviser	—		6	—
Receivable for dividend income	9		2	21
Prepaid expenses	11		6	10
Reclaim receivable	6		—	—
Total assets	3,911		2,357	31,043
Liabilities:
Payable for investment securities purchased	38		346	519
Payable due to shareholder servicing	—		—	5
Payable due to administrator	—		—	3
Obligation to return securities lending collateral	—		—	1,346
Payable for capital shares redeemed	—		—	37
Payable due to investment adviser	5		—	11
Other accrued expenses	20		11	23
Total liabilities	63		357	1,944
Net assets	$3,848		$2,000	$29,099
*Includes market value of securities on loan	$—		$—	$1,339
Net assets:
Portfolio capital of Institutional Class Shares	$4,819		$1,290	$4,374
Portfolio capital of Investor Class Shares	—		742	32,554
Undistributed net investment income	4		2	6
Accumulated net realized loss on investments and foreign currency transactions	(1,609)		(305)	(12,545)
Net unrealized appreciation on investments	633		271	4,710
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	1		—	—
Net assets	$3,848		$2,000	$29,099
Outstanding shares of beneficial interest (1) Institutional Class Shares (2)	467,136		202,379	553,527
Outstanding shares of beneficial interest (1) Investor Class Shares (2)	32		86,084	2,409,481
Net assets — Institutional Class Shares (2)	$3,847,901		$1,410,500	$5,438,626
Net assets — Investor Class Shares (2)	$267		$589,216	$23,660,105
Net asset value, offering and redemption price per share — Institutional Class Shares	$8.24		$6.97	$9.83
Net asset value, offering and redemption price per share — Investor Class Shares	$8.24	†	$6.84	$9.82

(1)  Unlimited authorization — par value $0.00001.

(2)  Shares and Net Assets have not been rounded.

†  Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

56 TURNER FUNDS 2009 ANNUAL REPORT

Statements of operations (000)

	Turner Spectrum Fund	Turner Concentrated Growth Fund	Turner Core Growth Fund
	5/7/09(1) thru 9/30/09	year ended 9/30/09	year ended 9/30/09
Investment income:
Dividend	$18	$373	$6,312
Securities lending	—	31	304
Foreign taxes withheld	—	(21)	(68)
Total investment income	18	383	6,548
Expenses:
Investment advisory fees	41	183	2,926
Shareholder service fees (2)	2	80	513
Administrator fees	4	47	725
Chief compliance officer fees	—	3	41
Custodian fees	35	7	39
Transfer agent fees	29	56	195
Dividend expense	19	—	—
Broker fees and charges on short sales	14	—	—
Professional fees	6	15	237
Printing fees	1	10	149
Registration fees	—	19	52
Trustees' fees	—	3	50
Insurance and other fees	7	6	81
Total expenses	158	429	5,008
Less:
Investment advisory fee waiver	(41)	(165)	(1,129)
Reimbursements of other operating expenses	(46)	—	—
Fees paid indirectly (3)	—	(1)	—
Net expenses	71	263	3,879
Net investment income (loss)	(53)	120	2,669
Net realized gain (loss) from securities sold	552	(15,251)	(175,116)
Net realized loss from securities sold short	(502)	—	—
Net realized gain on written option contracts	7	—	—
Net realized loss on foreign currency transactions	(3)	—	—
Net change in unrealized appreciation on investments	777	13,260	146,832
Net change in unrealized depreciation on securities sold short	(97)	—	—
Net change in unrealized appreciation on written option contracts	—	—	—
Net change in unrealized appreciation on foreign currencies, and translation of other assets and liabilities denominated in foreign currencies	3	—	—
Net realized and unrealized gain (loss) on investments and foreign currencies	737	(1,991)	(28,284)
Net increase (decrease) in net assets resulting from operations	$684	$(1,871)	$(25,615)

(1)  Commencement of operations

(2)  Attributable to Investor Class Shares only.

(3)  See Note 4 in Notes to Financial Statements.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 57

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Emerging Growth Fund	Turner Large Cap Growth Fund	Turner Midcap Growth Fund	Turner New Enterprise Fund	Turner Small Cap Growth Fund
	year ended 9/30/09	year ended 9/30/09	year ended 9/30/09	year ended 9/30/09	year ended 9/30/09
Investment income:
Dividend	$1,629	$572	$6,196	$122	$874
Securities lending	810	5	1,174	37	873
Foreign taxes withheld	—	(14)	(3)	(7)	(1)
Total investment income	2,439	563	7,367	152	1,746
Expenses:
Investment advisory fees	3,611	235	6,220	79	1,968
Shareholder service fees (1)	750	3	1,799	54	492
Shareholder service fees (2)	—	—	8	—	—
Distribution fees (2)	—	—	8	—	—
Administrator fees	537	58	1,233	32	292
Chief compliance officer fees	30	3	69	2	16
Custodian fees	30	13	41	3	34
Transfer agent fees	114	95	457	54	65
Professional fees	173	20	400	10	96
Printing fees	108	13	260	6	61
Registration fees	46	26	78	17	22
Trustees' fees	37	4	84	2	20
Insurance and other fees	66	7	151	5	37
Total expenses	5,502	477	10,808	264	3,103
Less:
Investment advisory fee waiver	(599)	(204)	(1,275)	(79)	(641)
Reimbursements of other operating expenses	—	—	—	(52)	—
Fees paid indirectly (3)	(1)	—	(5)	(2)	(1)
Net expenses	4,902	273	9,528	131	2,461
Net investment income (loss)	(2,463)	290	(2,161)	21	(715)
Net realized loss from securities sold	(118,692)	(7,967)	(312,396)†	(9,267)	(54,422)
Net realized loss on foreign currency transactions	—	—	—	—	—
Net change in unrealized appreciation on investments	35,521	11,049	279,766	9,302	44,425
Net change in unrealized appreciation on foreign currencies, and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—	—
Net realized and unrealized gain (loss) on investments and foreign currencies	(83,171)	3,082	(32,630)	35	(9,997)
Net increase (decrease) in net assets resulting from operations	$(85,634)	$3,372	$(34,791)	$56	$(10,712)

58 TURNER FUNDS 2009 ANNUAL REPORT

	Turner Quantitative Broad Market Equity Fund	Turner Quantitative Large Cap Value Fund	Turner International Core Growth Fund	Turner Midcap Equity Fund	Turner Small Cap Equity Fund
	year ended 9/30/09	year ended 9/30/09	year ended 9/30/09	year ended 9/30/09	year ended 9/30/09
Investment income:
Dividend	$10	$18	$76	$10	$290
Securities lending	—	—	—	—	82
Foreign taxes withheld	—	—	(8)	—	—
Total investment income	10	18	68	10	372
Expenses:
Investment advisory fees	2	4	24	6	242
Shareholder service fees (1)	—	—	—	1	59
Shareholder service fees (2)	—	—	—	—	—
Distribution fees (2)	—	—	—	—	—
Administrator fees	1	1	4	1	38
Chief compliance officer fees	—	—	—	—	2
Custodian fees	11	6	31	11	33
Transfer agent fees	54	54	55	54	51
Professional fees	—	—	1	—	12
Printing fees	4	3	3	—	8
Registration fees	14	23	21	29	22
Trustees' fees	—	—	—	—	2
Insurance and other fees	2	3	8	3	7
Total expenses	88	94	147	105	476
Less:
Investment advisory fee waiver	(2)	(4)	(24)	(6)	(112)
Reimbursements of other operating expenses	(82)	(86)	(93)	(91)	—
Fees paid indirectly (3)	—	—	—	—	—
Net expenses	4	4	30	8	364
Net investment income (loss)	6	14	38	2	8
Net realized loss from securities sold	(141)	(244)	(1,030)	(173)	(7,158)
Net realized loss on foreign currency transactions	—	—	(8)	—	—
Net change in unrealized appreciation on investments	114	131	1,208	297	4,120
Net change in unrealized appreciation on foreign currencies, and translation of other assets and liabilities denominated in foreign currencies	—	—	2	—	—
Net realized and unrealized gain (loss) on investments and foreign currencies	(27)	(113)	172	124	(3,038)
Net increase (decrease) in net assets resulting from operations	$(21)	$(99)	$210	$126	$(3,030)

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Retirement Class Shares only.

(3) See Note 4 in Notes to Financial Statements.

†  Includes realized gains and losses as a result of in-kind transactions (see Note 13 in Notes to Financial Statements).

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 59

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Spectrum Fund	Turner Concentrated Growth Fund		Turner Core Growth Fund
	5/7/09(1) thru 9/30/09	year ended 9/30/09	year ended 9/30/08	year ended 9/30/09	year ended 9/30/08
Investment activities:
Net investment income (loss)	$(53)	$120	$(452)	$2,669	$1,850
Net realized gain (loss) from securities sold and securities sold short	50	(15,251)	(11,806)	(175,116)	(118,054)
Net realized gain from written option contracts	7	—	—	—	—
Net realized loss on foreign currency transactions	(3)	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	680	13,260	(13,283)	146,832	(100,153)
Net change in unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	3	—	—	—	—
Net increase (decrease) in net assets resulting from operations	684	(1,871)	(25,541)	(25,615)	(216,357)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	(1,661)	(612)
Investor Class Shares	—	—	—	(647)	(273)
Realized capital gains
Investor Class Shares	—	—	—	—	—
Total dividends and distributions	—	—	—	(2,308)	(885)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	8,244	—	—	132,265	315,619
Proceeds from shares issued in lieu of cash distributions	—	—	—	1,393	503
Cost of shares redeemed	(15)	—	—	(95,340)	(69,452)
Net increase (decrease) in net assets from Institutional Class Shares transactions	8,229	—	—	38,318	246,670
Investor Class Shares
Proceeds from shares issued	4,521	12,446	53,335	52,699	377,978
Proceeds from shares issued in lieu of cash distributions	—	—	—	587	271
Cost of shares redeemed	(186)	(13,183)	(46,614)	(50,263)	(62,221)
Net increase (decrease) in net assets from Investor Class Shares transactions	4,335	(737)	6,721	3,023	316,028
Retirement Class Shares
Proceeds from shares issued	—	—	—	—	—
Cost of shares redeemed	—	—	—	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	—	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	12,564	(737)	6,721	41,341	562,698
Total increase (decrease) in net assets	13,248	(2,608)	(18,820)	13,418	345,456
Net assets:
Beginning of period	—	42,581	61,401	620,775	275,319
End of period	$13,248	$39,973	$42,581	$634,193	$620,775
Undistibuted net investment income (accumulated net investment loss) (distributions in excess of net investment income)	$(4)	$121	$—	$1,903	$1,519
Shares issued and redeemed:
Institutional Class Shares
Issued	804	—	—	15,778	23,511
Issued in lieu of cash distributions	—	—	—	185	33
Redeemed	(1)	—	—	(12,152)	(5,465)
Net increase (decrease) in Institutional Class Shares	803	—	—	3,811	18,079
Investor Class Shares
Issued	441	2,606	5,908	6,605	27,457
Issued in lieu of cash distributions	—	—	—	78	18
Redeemed	(18)	(2,824)	(5,270)	(6,266)	(4,889)
Net increase (decrease) in Investor Class Shares	423	(218)	638	417	22,586
Retirement Class Shares
Issued	—	—	—	—	—
Redeemed	—	—	—	—	—
Net increase (decrease) in Retirement Class Shares	—	—	—	—	—
Net increase (decrease) in share transactions	1,226	(218)	638	4,228	40,665

60 TURNER FUNDS 2009 ANNUAL REPORT

	Turner Emerging Growth Fund		Turner Large Cap Growth Fund		Turner Midcap Growth Fund
	year ended 9/30/09	year ended 9/30/08	year ended 9/30/09	year ended 9/30/08	year ended 9/30/09	year ended 9/30/08
Investment activities:
Net investment income (loss)	$(2,463)	$(3,958)	$290	$82	$(2,161)	$(5,777)
Net realized gain (loss) from securities sold and securities sold short	(118,692)	33,323	(7,967)	(5,825)	(312,396)†	(9,460)
Net realized gain from written option contracts	—	—	—	—	—	—
Net realized loss on foreign currency transactions	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	35,521	(132,601)	11,049	(8,429)	279,766	(385,739)
Net change in unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(85,634)	(103,236)	3,372	(14,172)	(34,791)	(400,976)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	(96)	(89)	—	—
Investor Class Shares	—	(2,912)	(2)	—	—	—
Realized capital gains
Investor Class Shares	(12,445)	(84,525)	—	—	—	—
Total dividends and distributions	(12,445)	(87,437)	(98)	(89)	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	205,712	—	70,616	18,638	41,508	165,302
Proceeds from shares issued in lieu of cash distributions	—	—	78	75	—	—
Cost of shares redeemed	(8,295)	—	(8,117)	(13,516)	(43,531)	(3,189)
Net increase (decrease) in net assets from Institutional Class Shares transactions	197,417	—	62,577	5,197	(2,023)	162,113
Investor Class Shares
Proceeds from shares issued	71,659	97,413	938	931	224,510	473,324
Proceeds from shares issued in lieu of cash distributions	12,367	86,908	2	—	—	—
Cost of shares redeemed	(280,340)	(102,107)	(297)	(131)	(324,371)†	(444,668)
Net increase (decrease) in net assets from Investor Class Shares transactions	(196,314)	82,214	643	800	(99,861)	28,656
Retirement Class Shares
Proceeds from shares issued	—	—	—	—	1,351	3,515
Cost of shares redeemed	—	—	—	—	(2,855)	(1,912)
Net increase (decrease) in net assets from Retirement Class Shares transactions	—	—	—	—	(1,504)	1,603
Net increase (decrease) in net assets from capital share transactions	1,103	82,214	63,220	5,997	(103,388)	192,372
Total increase (decrease) in net assets	(96,976)	(108,459)	66,494	(8,264)	(138,179)	(208,604)
Net assets:
Beginning of period	529,578	638,037	29,637	37,901	1,137,780	1,346,384
End of period	$432,602	$529,578	$96,131	$29,637	$999,601	$1,137,780
Undistibuted net investment income (accumulated net investment loss) (distributions in excess of net investment income)	$—	$(206)	$227	$35	$—	$—
Shares issued and redeemed:
Institutional Class Shares
Issued	6,697	—	17,375	2,996	2,105	5,354
Issued in lieu of cash distributions	—	—	23	11	—	—
Redeemed	(244)	—	(2,255)	(2,270)	(2,142)	(108)
Net increase (decrease) in Institutional Class Shares	6,453	—	15,143	737	(37)	5,246
Investor Class Shares
Issued	2,324	1,807	265	156	11,485	14,256
Issued in lieu of cash distributions	411	1,563	—	—	—	—
Redeemed	(9,137)	(1,920)	(76)	(24)	(16,455)†	(13,798)
Net increase (decrease) in Investor Class Shares	(6,402)	1,450	189	132	(4,970)	458
Retirement Class Shares
Issued	—	—	—	—	73	110
Redeemed	—	—	—	—	(147)	(61)
Net increase (decrease) in Retirement Class Shares	—	—	—	—	(74)	49
Net increase (decrease) in share transactions	51	1,450	15,332	869	(5,081)	5,753

(1)  Commencement of operations.

†  Includes realized gains, losses or redemptions as a result of in-kind transactions (see Note 13 in Notes to Financial Statements.)

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 61

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner New Enterprise Fund		Turner Small Cap Growth Fund
	year ended 9/30/09	year ended 9/30/08	year ended 9/30/09	year ended 9/30/08
Investment activities:
Net investment income (loss)	$21	$(583)	$(715)	$(1,416)
Net realized loss from securities sold	(9,267)	(13,706)	(54,422)	(13,030)
Net change in unrealized appreciation (depreciation) on investments	9,302	(13,004)	44,425	(47,793)
Net increase (decrease) in net assets resulting from operations	56	(27,293)	(10,712)	(62,239)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	—
Realized capital gains
Institutional Class Shares	—	—	—	—
Total dividends and distributions	—	—	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase in net assets from Institutional Class Shares transactions	—	—	—	—
Investor Class Shares
Proceeds from shares issued	6,399	59,670	58,406	63,454
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	(12,890)	(69,763)	(46,268)	(69,711)
Net increase (decrease) in net assets from Investor Class Shares transactions	(6,491)	(10,093)	12,138	(6,257)
Net increase (decrease) in net assets from capital share transactions	(6,491)	(10,093)	12,138	(6,257)
Total increase (decrease) in net assets	(6,435)	(37,386)	1,426	(68,496)
Net assets:
Beginning of year	32,759	70,145	249,434	317,930
End of year	$26,324	$32,759	$250,860	$249,434
Undistibuted net investment income	$23	$—	$—	$—
Shares issued and redeemed:
Institutional Class Shares
Issued	—	—	—	—
Issued in lieu of cash distributions	—	—	—	—
Redeemed	—	—	—	—
Net increase in Institutional Class Shares	—	—	—	—
Investor Class Shares
Issued	1,510	7,008	2,877	2,086
Redeemed	(2,941)	(9,203)	(2,338)	(2,298)
Net increase (decrease) in Investor Class Shares	(1,431)	(2,195)	539	(212)
Net increase (decrease) in share transactions	(1,431)	(2,195)	539	(212)

62 TURNER FUNDS 2009 ANNUAL REPORT

	Turner Quantitative Broad Market Equity Fund		Turner Quantitative Large Cap Value Fund
	year ended 9/30/09	6/30/08(1) thru 9/30/08	year ended 9/30/09	year ended 9/30/08
Investment activities:
Net investment income (loss)	$6	$2	$14	$14
Net realized loss from securities sold	(141)	(37)	(244)	(108)
Net change in unrealized appreciation (depreciation) on investments	114	(36)	131	(80)
Net increase (decrease) in net assets resulting from operations	(21)	(71)	(99)	(174)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	(4)	—	(14)	(8)
Realized capital gains
Institutional Class Shares	—	—	—	(110)
Total dividends and distributions	(4)	—	(14)	(118)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	612	109	102
Proceeds from shares issued in lieu of cash distributions	4	—	14	118
Cost of shares redeemed	—	—	—	—
Net increase in net assets from Institutional Class Shares transactions	4	612	123	220
Investor Class Shares
Proceeds from shares issued	8	3	3	—
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets from Investor Class Shares transactions	8	3	3	—
Net increase (decrease) in net assets from capital share transactions	12	615	126	220
Total increase (decrease) in net assets	(13)	544	13	(72)
Net assets:
Beginning of year	544	—	763	835
End of year	$531	$544	$776	$763
Undistibuted net investment income	$4	$2	$11	$11
Shares issued and redeemed:
Institutional Class Shares
Issued	—	62	16	9
Issued in lieu of cash distributions	1	—	2	11
Redeemed	—	—	—	—
Net increase in Institutional Class Shares	1	62	18	20
Investor Class Shares
Issued	1	—	1	—
Redeemed	—	—	—	—
Net increase (decrease) in Investor Class Shares	1	—	1	—
Net increase (decrease) in share transactions	2	62	19	20

(1)  Commencement of operations.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 63

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner International Core Growth Fund		Turner Midcap Equity Fund
	year ended 9/30/09	year ended 9/30/08	year ended 9/30/09	year ended 9/30/08
Investment activities:
Net investment income (loss)	$38	$45	$2	$(1)
Net realized loss from securities sold	(1,030)	(517)	(173)	(111)
Net realized loss on foreign currency transactions	(8)	(28)	—	—
Net change in unrealized appreciation (depreciation) on investments	1,208	(979)	297	(52)
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	2	(1)	—	—
Net increase (decrease) in net assets resulting from operations	210	(1,480)	126	(164)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	(42)	(5)	—	—
Realized capital gains
Institutional Class Shares	—	(28)	—	—
Investor Class Shares	—	—	—	—
Total dividends and distributions	(42)	(33)	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	433	4,955	2,237	100
Proceeds from shares issued in lieu of cash distributions	42	33	—	—
Cost of shares redeemed	(130)	(2,549)	(1,047)	—
Net increase in net assets from Institutional Class Shares transactions	345	2,439	1,190	100
Investor Class Shares
Proceeds from shares issued	—	—	279	185
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	—	—	(109)	(139)
Net increase (decrease) in net assets from Investor Class Shares transactions	—	—	170	46
Net increase (decrease) in net assets from capital share transactions	345	2,439	1,360	146
Total increase (decrease) in net assets	513	926	1,486	(18)
Net assets:
Beginning of year	3,335	2,409	514	532
End of year	$3,848	$3,335	$2,000	$514
Undistibuted net investment income	$4	$16	$2	$—
Shares issued and redeemed:
Institutional Class Shares
Issued	77	427	359	11
Issued in lieu of cash distributions	7	3	—	—
Redeemed	(17)	(227)	(168)	—
Net increase in Institutional Class Shares	67	203	191	11
Investor Class Shares
Issued	—	—	49	19
Issued in lieu of cash distributions	—	—	—	—
Redeemed	—	—	(18)	(14)
Net increase (decrease) in Investor Class Shares	—	—	31	5
Net increase (decrease) in share transactions	67	203	222	16

64 TURNER FUNDS 2009 ANNUAL REPORT

	Turner Small Cap Equity Fund
	year ended 9/30/09	year ended 9/30/08
Investment activities:
Net investment income (loss)	$8	$(219)
Net realized loss from securities sold	(7,158)	(4,329)
Net realized loss on foreign currency transactions	—	—
Net change in unrealized appreciation (depreciation) on investments	4,120	(4,794)
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—
Net increase (decrease) in net assets resulting from operations	(3,030)	(9,342)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—
Realized capital gains
Institutional Class Shares	—	—
Investor Class Shares	(17)	(9,517)
Total dividends and distributions	(17)	(9,517)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	4,588	—
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	(212)	—
Net increase in net assets from Institutional Class Shares transactions	4,376	—
Investor Class Shares
Proceeds from shares issued	16,333	6,597
Proceeds from shares issued in lieu of cash distributions	15	9,456
Cost of shares redeemed	(12,786)	(38,278)
Net increase (decrease) in net assets from Investor Class Shares transactions	3,562	(22,225)
Net increase (decrease) in net assets from capital share transactions	7,938	(22,225)
Total increase (decrease) in net assets	4,891	(41,084)
Net assets:
Beginning of year	24,208	65,292
End of year	$29,099	$24,208
Undistibuted net investment income	$6	$—
Shares issued and redeemed:
Institutional Class Shares
Issued	579	—
Issued in lieu of cash distributions	—	—
Redeemed	(25)	—
Net increase in Institutional Class Shares	554	—
Investor Class Shares
Issued	1,861	497
Issued in lieu of cash distributions	2	676
Redeemed	(1,554)	(2,844)
Net increase (decrease) in Investor Class Shares	309	(1,671)
Net increase (decrease) in share transactions	863	(1,671)

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 65

FINANCIAL STATEMENTS

Statement of cash flows (000)

Turner Spectrum Fund
5/7/09(1) thru 9/30/09
Cash flows from operating activities:
Net increase in net assets resulting from operations	$684
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Purchases of long-term portfolio investments	(48,296)
Proceeds from sales of long-term portfolio investments	38,839
Purchases of short-term portfolio investments	(1,321)
Proceeds from sales of short-term investments	379
Payments to cover securities sold short	(24,026)
Proceeds from securities sold short	30,086
Realized gain on written option contracts	(7)
Realized gains from securities sold and securities sold short	(36)
Change in unrealized appreciation on investments	(777)
Change in unrealized depreciation on securities sold short	97
Increase in deposits with brokers for securities sold short	(8,243)
Increase in receivable for investment securities sold	(1,534)
Increase in receivable from investment adviser	(36)
Increase in prepaid expenses	(1)
Increase in unrealized appreciation on spot foreign currency contracts	(38)
Increase in receivable for dividend income	(2)
Increase in payable for investment securities purchased	1,650
Increase in broker fees and charges on short sales payable	4
Increase in payable due to shareholder servicing	1
Increase in payable due to administrator	1
Increase in dividends payable on securities sold short	6
Increase in unrealized depreciation on spot foreign currency contracts	38
Increase in other accrued expenses	33
Net cash used in operating activities	(12,499)
Cash flows from financing activities:
Proceeds from shares issued	12,602
Cost of shares redeemed	(201)
Net cash provided by financing activities	12,401
Net decrease in cash	(98)
Cash — beginning of period	—
Cash overdraft — end of period	$(98)
Non-cash Capital shares sold receivable	$163

(1)  Commencement of operations

The accompanying notes are an integral part of the financial statements.

66 TURNER FUNDS 2009 ANNUAL REPORT

THIS PAGE WAS INTENTIONALLY LEFT BLANK

TURNER FUNDS 2009 ANNUAL REPORT 67

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Spectrum Fund — Institutional Class Shares
2009 (6)	$10.00	(0.07	) (1)	0.88		0.81	—	—	—	$10.81
Turner Spectrum Fund — Investor Class Shares
2009 (6)	$10.00	(0.09	) (1)	0.89		0.80	—	—	—	$10.80
Turner Spectrum Fund — Class C Shares
2009 (7)	$9.98	(0.07	) (1)	0.89		0.82	—	—	—	$10.80
Turner Concentrated Growth Fund — Investor Class Shares
2009	$6.35	0.02	(1)	(0.21)		(0.19)	—	—	—	$6.16
2008	$10.12	(0.07	) (1)	(3.70)		(3.77)	—	—	—	$6.35
2007	$7.60	(0.05	) (1)	2.57		2.52	—	—	—	$10.12
2006	$7.10	(0.08	) (1)	0.58		0.50	—	—	—	$7.60
2005	$5.82	(0.02)		1.30		1.28	—	—	—	$7.10
Turner Core Growth Fund — Institutional Class Shares
2009	$10.41	0.05	(1)	(0.48)		(0.43)	(0.05)	—	(0.05)	$9.93
2008	$14.39	0.06	(1)	(4.01)		(3.95)	(0.03)	—	(0.03)	$10.41
2007	$11.65	0.02		2.77		2.79	(0.05)	—	(0.05)	$14.39
2006	$10.93	0.06		0.69		0.75	(0.03)	—	(0.03)	$11.65
2005 (2)	$8.84	0.02		2.07		2.09	—	—	—	$10.93
Turner Core Growth Fund — Investor Class Shares
2009	$10.34	0.03	(1)	(0.47)		(0.44)	(0.03)	—	(0.03)	$9.87
2008	$14.33	0.02	(1)	(3.99)		(3.97)	(0.02)	—	(0.02)	$10.34
2007	$11.61	0.02		2.73		2.75	(0.03)	—	(0.03)	$14.33
2006	$10.93	0.07		0.64		0.71	(0.03)	—	(0.03)	$11.61
2005 (2)(4)	$10.58	—		0.35		0.35	—	—	—	$10.93
Turner Emerging Growth Fund — Institutional Class Shares
2009 (5)	$28.45	(0.12	) (1)	9.45	(8)	9.33	—	—	—	$37.78
Turner Emerging Growth Fund — Investor Class Shares
2009	$46.42	(0.22	) (1)	(7.31)		(7.53)	—	(1.18)	(1.18)	$37.71
2008	$64.06	(0.35	) (1)	(8.54)		(8.89)	(0.25)	(8.50)	(8.75)	$46.42
2007	$55.97	(0.30	) (1)	13.61		13.31	—	(5.22)	(5.22)	$64.06
2006	$56.46	(0.32	) (1)	3.02		2.70	—	(3.19)	(3.19)	$55.97
2005	$50.02	(0.46	) (1)	13.35		12.89	—	(6.45)	(6.45)	$56.46
Turner Large Cap Growth Fund — Institutional Class Shares
2009	$4.59	0.03	(1)	(0.20	) (8)	(0.17)	(0.01)	—	(0.01)	$4.41
2008	$6.78	0.01	(1)	(2.19)		(2.18)	(0.01)	—	(0.01)	$4.59
2007	$5.58	0.01	(1)	1.21		1.22	(0.02)	—	(0.02)	$6.78
2006	$5.41	0.01	(1)	0.17		0.18	(0.01)	—	(0.01)	$5.58
2005	$4.83	0.01	(1)	0.57		0.58	— *	—	—	$5.41

68 TURNER FUNDS 2009 ANNUAL REPORT

	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets††		Ratio of net expenses to average net assets		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets††	Portfolio turnover rate†††
Turner Spectrum Fund — Institutional Class Shares
2009 (6)	8.10%†	$8,681	2.44	% (9)	2.44	% (9)	5.63%	(1.78)%	663%
Turner Spectrum Fund — Investor Class Shares
2009 (6)	8.00%†	$4,567	2.71	% (9)	2.71	% (9)	5.84%	(2.09)%	663%
Turner Spectrum Fund — Class C Shares
2009 (7)	8.22%†	$—	2.35	% (9)	2.35	% (9)	5.28%	(3.12)%	663%
Turner Concentrated Growth Fund — Investor Class Shares
2009	(2.99)%	$39,973	0.82%		0.82%		1.34%	0.38%	208%
2008	(37.25)%	$42,581	1.53%		1.54%		1.91%	(0.83)%	348%
2007	33.16%	$61,401	1.11%		1.11%		1.46%	(0.57)%	220%
2006	7.04%	$38,180	1.59%		1.59%		1.79%	(1.01)%	251%
2005	21.99%	$30,779	1.15%		1.15%		1.41%	(0.57)%	330%
Turner Core Growth Fund — Institutional Class Shares
2009	(3.97)%	$381,277	0.69%		0.69%		0.92%	0.65%	126%
2008	(27.53)%	$360,083	0.69%		0.69%		0.90%	0.42%	200%
2007	24.00%	$237,778	0.68%		0.68%		1.06%	0.42%	103%
2006	6.91%	$71,935	0.59%		0.59%		1.20%	0.77%	124%
2005 (2)	23.64%	$40,857	0.69	% (3)	0.69%		1.60%	0.46%	136%
Turner Core Growth Fund — Investor Class Shares
2009	(4.21)%	$252,916	0.94%		0.94%		1.17%	0.41%	126%
2008	(27.76)%	$260,692	0.94%		0.94%		1.15%	0.15%	200%
2007	23.68%	$37,541	0.94%		0.94%		1.31%	0.15%	103%
2006	6.52%	$23,418	0.94%		0.94%		1.43%	0.23%	124%
2005 (2)(4)	3.31%†	$1	0.83%		0.83%		2.50%	0.33%	136%
Turner Emerging Growth Fund — Institutional Class Shares
2009 (5)	32.79%†	$243,790	1.15%		1.15%		1.33%	(0.54)%	78%
Turner Emerging Growth Fund — Investor Class Shares
2009	(15.58)%	$188,812	1.40%		1.40%		1.56%	(0.71)%	78%
2008	(16.08)%	$529,578	1.40%		1.40%		1.49%	(0.66)%	71%
2007	25.08%	$638,037	1.40%		1.40%		1.48%	(0.50)%	88%
2006	4.95%	$565,227	1.40%		1.40%		1.44%	(0.57)%	78%
2005	27.90%	$502,108	1.40%		1.40%		1.44%	(0.90)%	74%
Turner Large Cap Growth Fund — Institutional Class Shares
2009	(3.52)%	$94,664	0.69%		0.69%		1.21%	0.75%	107%
2008	(32.16)%	$28,975	0.69%		0.69%		1.09%	0.21%	213%
2007	21.86%	$37,814	0.70%		0.70%		1.23%	0.23%	119%
2006	3.40%	$19,510	0.75%		0.75%		1.16%	0.26%	194%
2005	12.09%	$43,025	0.75%		0.75%		1.10%	0.16%	155%

*  Amount represents less than $0.01 per share.
†  Total return is for the period indicated and has not been annualized.
††  Inclusive of fees paid indirectly, waivers and/or reimbursements.
†††  Excludes effect of in-kind transfers and mergers, as applicable.
(1)  Based on average shares outstanding.
(2)  Effective February 25, 2005, the Constellation TIP Core Growth Fund reorganized with and into a newly-created series of the Turner Funds, the Turner Core Growth Fund.
(3)  For the period October 1, 2004 through February 25, 2005, the total expense cap was 1.25%. Effective February 26, 2005, the total expense cap was changed to 0.59%.
(4)  Commenced operations on August 1, 2005. All ratios for the period have been annualized.
(5)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(6)  Commenced operations on May 7, 2009. All ratios for the period have been annualized.
(7)  Commenced operations on July 14, 2009. All ratios for the period have been annualized.
(8)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(9)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.14%, 3.41% and 3.05% for the Institutional, Investor and Class C Shares, respectively. If broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 1.94%, 2.20% and 1.95% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 69

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Large Cap Growth Fund — Investor Class Shares
2009	$4.57	0.02	(1)	(0.19	) (3)	(0.17)	(0.01)	—	(0.01)	$4.39
2008	$6.77	—	*	(2.19)		(2.19)	(0.01)	—	(0.01)	$4.57
2007 (4)	$5.92	0.01	(1)	0.84		0.85	—	—	—	$6.77
Turner Midcap Growth Fund — Institutional Class Shares
2009	$26.20	(0.01	) (1)	(0.07)		(0.08)	—	—	—	$26.12
2008 (2)	$34.67	(0.01	) (1)	(8.46)		(8.47)	—	—	—	$26.20
Turner Midcap Growth Fund — Investor Class Shares
2009	$26.18	(0.06	) (1)	(0.09)		(0.15)	—	—	—	$26.03
2008	$35.71	(0.14	) (1)	(9.39)		(9.53)	—	—	—	$26.18
2007	$27.63	(0.20	) (1)	8.28		8.08	—	—	—	$35.71
2006	$26.39	(0.08	) (1)	1.32		1.24	—	—	—	$27.63
2005	$20.99	(0.19	) (1)	5.59		5.40	—	—	—	$26.39
Turner Midcap Growth Fund — Retirement Class Shares
2009	$25.40	(0.11	) (1)	(0.09)		(0.20)	—	—	—	$25.20
2008	$34.74	(0.22	) (1)	(9.12)		(9.34)	—	—	—	$25.40
2007	$26.96	(0.30	) (1)	8.08		7.78	—	—	—	$34.74
2006	$25.89	(0.23	) (1)	1.30		1.07	—	—	—	$26.96
2005	$20.69	(0.30	) (1)	5.50		5.20	—	—	—	$25.89
Turner New Enterprise Fund — Investor Class Shares
2009	$5.60	—	*	0.35		0.35	—	—	—	$5.95
2008	$8.72	(0.07	) (1)	(3.05)		(3.12)	—	—	—	$5.60
2007	$6.26	(0.07	) (1)	2.53		2.46	—	—	—	$8.72
2006	$5.86	(0.07	) (1)	0.47	(3)	0.40	—	—	—	$6.26
2005	$4.52	(0.03)		1.37		1.34	—	—	—	$5.86
Turner Small Cap Growth Fund — Investor Class Shares
2009	$26.45	(0.07	) (1)	(1.21)		(1.28)	—	—	—	$25.17
2008	$32.98	(0.15	) (1)	(6.38)		(6.53)	—	—	—	$26.45
2007	$26.17	(0.20	) (1)	7.01		6.81	—	—	—	$32.98
2006	$24.68	(0.21	) (1)	1.70		1.49	—	—	—	$26.17
2005	$21.33	(0.01)		3.36		3.35	—	—	—	$24.68
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
2009	$8.73	0.11	(1)	(0.47)		(0.36)	(0.06)	—	(0.06)	$8.31
2008 (5)	$10.00	0.04	(1)	(1.31)		(1.27)	—	—	—	$8.73
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
2009	$8.72	0.08	(1)	(0.45)		(0.37)	(0.05)	—	(0.05)	$8.30
2008 (5)	$10.00	0.03	(1)	(1.31)		(1.28)	—	—	—	$8.72

70 TURNER FUNDS 2009 ANNUAL REPORT

	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets††	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets††	Portfolio turnover rate†††
Turner Large Cap Growth Fund — Investor Class Shares
2009	(3.73)%	$1,467	0.94%	0.94%	1.47%	0.58%	107%
2008	(32.40)%	$662	0.94%	0.94%	1.36%	(0.05)%	213%
2007 (4)	14.36%†	$87	0.94%	0.94%	1.51%	0.13%	119%
Turner Midcap Growth Fund — Institutional Class Shares
2009	(0.31)%	$136,069	0.93%	0.93%	1.08%	(0.05)%	120%
2008 (2)	(24.43)%†	$137,451	0.93%	0.94%	1.03%	(0.09)%	157%
Turner Midcap Growth Fund — Investor Class Shares
2009	(0.57)%	$859,640	1.18%	1.18%	1.33%	(0.29)%	120%
2008	(26.69)%	$994,545	1.18%	1.18%	1.25%	(0.44)%	157%
2007	29.24%	$1,340,172	1.18%	1.18%	1.24%	(0.63)%	155%
2006	4.70%	$1,113,201	1.18%	1.18%	1.18%	(0.30)%	135%
2005	25.73%	$955,730	1.20%	1.20%	1.20%	(0.78)%	152%
Turner Midcap Growth Fund — Retirement Class Shares
2009	(0.79)%	$3,892	1.43%	1.43%	1.58%	(0.55)%	120%
2008	(26.89)%	$5,784	1.43%	1.43%	1.50%	(0.69)%	157%
2007	28.86%	$6,212	1.49%	1.49%	1.56%	(0.98)%	155%
2006	4.13%	$2,444	1.68%	1.68%	1.68%	(0.83)%	135%
2005	25.13%	$1,833	1.70%	1.70%	1.70%	(1.28)%	152%
Turner New Enterprise Fund — Investor Class Shares
2009	6.25%	$26,324	0.62%	0.63%	1.23%	0.09%	220%
2008	(35.78)%	$32,759	1.52%	1.54%	1.90%	(0.89)%	323%
2007	39.30%	$70,145	1.27%	1.27%	1.73%	(0.98)%	173%
2006	6.83%	$24,040	1.61%	1.61%	2.06%	(1.02)%	235%
2005	29.65%	$9,144	1.36%	1.36%	1.87%	(1.14)%	227%
Turner Small Cap Growth Fund — Investor Class Shares
2009	(4.84)%	$250,860	1.25%	1.25%	1.58%	(0.36)%	113%
2008	(19.80)%	$249,434	1.25%	1.26%	1.51%	(0.48)%	141%
2007	26.02%	$317,930	1.25%	1.25%	1.48%	(0.65)%	134%
2006	6.04%	$248,271	1.25%	1.25%	1.42%	(0.79)%	154%
2005	15.71%	$257,149	1.25%	1.25%	1.44%	(0.91)%	153%
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
2009	(3.95)%	$521	0.64%	0.65%	20.30%	1.56%	324%
2008 (5)	(12.70)%†	$542	0.64%	0.66%	17.95%	1.60%	118%
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
2009	(4.09)%	$10	0.89%	0.90%	20.60%	1.15%	324%
2008 (5)	(12.80)%†	$2	0.89%	0.91%	16.99%	1.28%	118%

*  Amount represents less than $0.01 per share.
†  Total return is for the period indicated and has not been annualized.
††  Inclusive of fees paid indirectly, waivers and/or reimbursements.
†††  Excludes effect of in-kind transfers and mergers, as applicable.
(1)  Based on average shares outstanding.
(2)  Commenced operations on June 16, 2008. All ratios for the period have been annualized.
(3)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(4)  Commenced operations on January 31, 2007. All ratios for the period have been annualized.
(5)  Commenced operations on June 30, 2008. All ratios for the period have been annualized.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 71

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
2009	$8.97	0.14	(1)	(1.49)		(1.35)	(0.17)	—	(0.17)	$7.45
2008	$12.86	0.16	(1)	(2.23)		(2.07)	(0.12)	(1.70)	(1.82)	$8.97
2007	$11.44	0.14	(1)	1.65		1.79	(0.15)	(0.22)	(0.37)	$12.86
2006 (5)	$10.00	0.16	(1)	1.33		1.49	(0.05)	—	(0.05)	$11.44
Turner Quantitative Large Cap Value Fund — Investor Class Shares
2009 (6)	$7.50	0.07	(1)	0.04	(2)	0.11	(0.17)	—	(0.17)	$7.44
Turner International Core Growth Fund — Institutional Class Shares
2009	$8.34	0.08	(1)	(0.07	) (2)	0.01	(0.11)	—	(0.11)	$8.24
2008	$12.21	0.12	(1)	(3.87)		(3.75)	(0.02)	(0.10)	(0.12)	$8.34
2007 (3)	$10.00	0.07	(1)	2.14		2.21	—	—	—	$12.21
Turner International Core Growth Fund — Investor Class Shares
2009 (6)	$6.27	0.07	(1)	2.01		2.08	(0.11)	—	(0.11)	$8.24
Turner Midcap Equity Fund — Institutional Class Shares
2009	$7.89	0.02	(1)	(0.94	) (2)	(0.92)	—	—	—	$6.97
2008	$10.68	0.01	(1)(2)	(2.80)		(2.79)	—	—	—	$7.89
2007 (3)	$10.00	0.04	(1)(2)	0.64		0.68	—	—	—	$10.68
Turner Midcap Equity Fund — Investor Class Shares
2009	$7.80	—	* (1)	(0.96	) (2)	(0.96)	—	—	—	$6.84
2008	$10.61	(0.03	) (1)	(2.78)		(2.81)	—	—	—	$7.80
2007 (3)	$10.00	(0.02	) (1)	0.63		0.61	—	—	—	$10.61
Turner Small Cap Equity Fund — Institutional Class Shares
2009 (4)	$7.73	—	* (1)	2.10	(2)	2.10	—	—	—	$9.83
Turner Small Cap Equity Fund — Investor Class Shares
2009	$11.53	—	* (1)	(1.70)		(1.70)	—	(0.01)	(0.01)	$9.82
2008	$17.31	(0.06	) (1)	(2.95)		(3.01)	—	(2.77)	(2.77)	$11.53
2007	$16.94	(0.12	) (1)	1.79		1.67	—	(1.30)	(1.30)	$17.31
2006	$16.06	(0.07	) (1)	0.95		0.88	—	—	—	$16.94
2005	$13.92	(0.11	) (1)	2.25		2.14	—	—	—	$16.06

72 TURNER FUNDS 2009 ANNUAL REPORT

	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets††	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets††	Portfolio turnover rate†††
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
2009	(14.88)%	$772	0.69%	0.70%	14.51%	2.10%	241%
2008	(18.76)%	$763	0.69%	0.72%	6.13%	1.54%	181%
2007	15.91%	$835	0.65%	0.65%	5.25%	1.15%	271%
2006 (5)	14.92%†	$580	0.59%	0.59%	7.71%	1.52%	252%
Turner Quantitative Large Cap Value Fund — Investor Class Shares
2009 (6)	1.67%†	$4	0.89%	0.90%	15.93%	1.18%	241%
Turner International Core Growth Fund — Institutional Class Shares
2009	0.71%	$3,848	1.10%	1.10%	5.24%	1.31%	139%
2008	(31.04)%	$3,335	1.10%	1.11%	3.05%	1.10%	245%
2007 (3)	22.10%†	$2,409	1.10%	1.10%	4.63%	0.99%	111%
Turner International Core Growth Fund — Investor Class Shares
2009 (6)	33.95%†	$—	1.29%	1.29%	5.59%	1.14%	139%
Turner Midcap Equity Fund — Institutional Class Shares
2009	(11.66)%	$1,411	0.90%	0.90%	10.15%	0.31%	346%
2008	(26.12)%	$85	0.90%	0.95%	17.32%	0.09%	168%
2007 (3)	6.80%†	$—	0.90%	0.90%	31.25%	0.60%	98%
Turner Midcap Equity Fund — Investor Class Shares
2009	(12.31)%	$589	1.15%	1.15%	15.60%	(0.04)%	346%
2008	(26.48)%	$429	1.15%	1.20%	17.02%	(0.32)%	168%
2007 (3)	6.10%†	$532	1.15%	1.15%	22.26%	(0.26)%	98%
Turner Small Cap Equity Fund — Institutional Class Shares
2009 (4)	27.17%†	$5,439	1.20%	1.20%	1.59%	0.05%	280%
Turner Small Cap Equity Fund — Investor Class Shares
2009	(14.78)%	$23,660	1.45%	1.45%	1.89%	0.03%	280%
2008	(20.20)%	$24,208	1.45%	1.45%	1.62%	(0.48)%	168%
2007	10.14%	$65,292	1.36%	1.36%	1.59%	(0.70)%	157%
2006	5.48%	$81,340	1.24%	1.24%	1.70%	(0.39)%	143%
2005	15.37%	$67,713	1.43%	1.43%	1.67%	(0.71)%	170%

*  Amount represents less than $0.01 per share.
†  Total return is for the period indicated and has not been annualized.
††  Inclusive of fees paid indirectly, waivers and/or reimbursements.
†††  Excludes effect of in-kind transfers and mergers, as applicable.
(1)  Based on average shares outstanding.
(2)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains or losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(3)  Commenced operations on January 31, 2007. All ratios for the period have been annualized.
(4)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(5)  Commenced operations on October 10, 2005. All ratios for the period have been annualized.
(6)  Commenced operations on October 31, 2008. All ratios for the period have been annualized.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2009 ANNUAL REPORT 73

NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

September 30, 2009

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirteen active portfolios as of September 30, 2009. The financial statements included herein are those of the Turner Spectrum Fund (the "Spectrum Fund"), Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner Core Growth Fund (the "Core Growth Fund"), the Turner Emerging Growth Fund (the "Emerging Growth Fund"), the Turner Large Cap Growth Fund (the "Large Cap Growth Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund"), Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Quantitative Broad Market Equity Fund (the "Quantitative Broad Market Equity Fund"), the Turner Quantitative Large Cap Value Fund (the "Quantitative Large Cap Value Fund"), the Turner International Core Growth Fund (the "International Core Growth Fund"), the Turner Midcap Equity Fund (the "Midcap Equity Fund"), and the Turner Small Cap Equity Fund (the "Small Cap Equity Fund"), each a "Fund" and collectively the "Funds." The Spectrum Fund commenced operations on May 7, 2009.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Large Cap Growth Fund and the Concentrated Growth Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Emerging Growth, Small Cap Growth and Small Cap Equity Funds were closed to new investors on March 7, 2000, July 31, 2004 and May 1, 2005, respectively. Effective March 1, 2008 and August 24, 2009, the Small Cap Equity Fund and Small Cap Growth Fund were reopened to new investors and existing shareholders, respectively.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Financial Accounting Standards Board ("FASB") Launches Accounting Standards Codification—The FASB has issued FASB Statement No. 168, The "FASB Accounting Standards Codification(TM)" and the Hierarchy of Generally Accepted Accounting Principles, which has been codified into ASC Topic 105 ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification became non-authoritative.

Following the Codification, the FASB did not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it issued Accounting Standards Updates, which served to update the Codification, provided background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it changed the way the guidance is organized and presented. As a result, these changes had a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of September 30, 2009.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation—Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent,

74 TURNER FUNDS 2009 ANNUAL REPORT

third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and approved by the Committee, the Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The International Core Growth and Spectrum Funds use FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the International Core Growth and Spectrum Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Core Growth and Spectrum Funds value their non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Funds' Administrator and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days or a portion of a day, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market. The guidance established a three-tier heirarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

TURNER FUNDS 2009 ANNUAL REPORT 75

NOTES TO FINANCIAL STATEMENTS

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value in accordance with the guidance, during the year ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. For the year ended September 30, 2009, there have been no significant changes to the Funds' fair valuation methodologies. Fair value measurement classifications are summarized in each Fund's Schedule of investments, Schedule of securities sold short or Schedule of open options written.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

Securities sold short—As consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

Option transactions—The Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). Realized and unrealized gains and losses on written option transactions are shown on the Statement of Operations as Net realized gain on written option contracts and Net change in unrealized appreciation on written option contracts, respectively. Realized and unrealized gains and losses on purchased options of $(275,441) and $(14,954), respectively are shown on the Statement of Operations as net

76 TURNER FUNDS 2009 ANNUAL REPORT

realized gain (loss) from securities sold and net change in unrealized appreciation on investments, respectively.

Foreign currency translation—The books and records of the International Core Growth Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The International Core Growth Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the International Core Growth Fund's books and the U.S. dollar equivalent amounts actually received or paid.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. Transactions with affiliates:

Certain officers and trustees of the Trust are also officers or employees of Turner Investment Partners, Inc. ("Turner") or SEI Global Funds Services ("SEI"), the Trust's sub-administrator. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

SEI Investments Distribution Co. (the "Distributor") provides distribution services to the Funds under a Distribution Agreement.

4. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner provides administrative services to the Funds under Administration Agreements with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Trust. For the year ended September 30, 2009, SEI was paid $1,036,097 by Turner.

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor twenty-five basis points (0.25%) and the Class C Shares of the Spectrum Fund pay the Distributor seventy-five basis points (0.75%) in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund's average daily net assets attributable to Investor Class and Retirement Class Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund and Retirement Class Shares of the Midcap Growth Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the year ended September 30, 2009, the following Funds earned cash management credits which were used to offset transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statements of Operations.

Amount
Spectrum Fund	$6
Concentrated Growth Fund	1,249
Core Growth Fund	295
Emerging Growth Fund	1,330
Large Cap Growth Fund	100
Midcap Growth Fund	4,602
New Enterprise Fund	1,806
Small Cap Growth Fund	1,477
Quantitative Broad Market Equity Fund	42
Quantitative Large Cap Value Fund	46
International Core Growth Fund	52
Midcap Equity Fund	41
Small Cap Equity Fund	205

TURNER FUNDS 2009 ANNUAL REPORT 77

NOTES TO FINANCIAL STATEMENTS

5. Investment advisory agreement:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Amended and Restated Advisory Agreement dated November 17, 2006, Turner Investment Management LLC, an affiliate of Turner, serves as the investment adviser for the Small Cap Equity Fund and Midcap Equity Fund.

For their services, Turner and Turner Investment Management LLC receive annual fees, which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management LLC have contractually agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of each Fund, except the Concentrated Growth Fund and New Enterprise Fund, on an annualized basis through certain dates as disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Spectrum Fund
Institutional Class	1.50%	1.95%	May 6, 2010
Investor Class	1.50%	2.20%	May 6, 2010
Class C	1.50%	2.95%	July 14, 2010
Core Growth Fund
Institutional Class	0.60%*	0.69%	January 31, 2010
Investor Class	0.60%*	0.94%	January 31, 2010
Emerging Growth Fund
Institutional Class	1.00%	1.15%	January 31, 2010
Investor Class	1.00%	1.40%	January 31, 2010
Large Cap Growth Fund
Institutional Class	0.60%	0.69%	January 31, 2010
Investor Class	0.60%	0.94%	January 31, 2010
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2010
Investor Class	0.75%	1.18%	January 31, 2010
Retirement Class	0.75%	1.43%	January 31, 2010
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2010
Quantitative Broad Market Equity Fund
Institutional Class	0.50%	0.64%	January 31, 2010
Investor Class	0.50%	0.89%	January 31, 2010
Quantitative Large Cap Value Fund
Institutional Class	0.60%	0.69%	January 31, 2010
Investor Class	0.60%	0.94%	January 31, 2010
International Core Growth Fund
Institutional Class	0.85%	1.10%	January 31, 2010
Investor Class	0.85%	1.35%	January 31, 2010
Midcap Equity Fund
Institutional Class	0.75%	0.90%	January 31, 2010
Investor Class	0.75%	1.15%	January 31, 2010
	Advisory fee	Expense cap	Date (through)
Small Cap Equity Fund
Institutional Class	0.95%	1.20%	January 31, 2010
Investor Class	0.95%	1.45%	January 31, 2010

*  Prior to February 1, 2008, the advisory fee for the Core Growth Fund was 0.75%.

For the remaining Funds, the Concentrated Growth Fund and the New Enterprise Fund, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee (1.10% for both the Concentrated Growth Fund and the New Enterprise Fund) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

	Base advisory fee	Annual adjustment rate	Benchmark threshold(1)	Other expenses cap
Concentrated Growth Fund	1.10%	+/-0.40%	+/-2.50%	0.25%
New Enterprise Fund	1.10	+/-0.40	+/-2.50	0.25

(1)  See the Fund's Prospectus and Statement of Additional Information for more information regarding the Funds' performance benchmark.

During the year ended September 30, 2009, the Funds' advisory fees, before waivers, were adjusted in accordance with the policy described above:

	Base adviser fee	Performance adjustment	Net adviser fee before waivers
Concentrated Growth Fund	$350,889	$(167,529)	$183,359
New Enterprise Fund	236,328	(157,271)	79,057

78 TURNER FUNDS 2009 ANNUAL REPORT

6. Redemption fees:

Sales or exchanges out of the Core Growth Fund, New Enterprise Fund, Quantitative Large Cap Value Fund, and the Small Cap Equity Fund within 90 days of purchase are not currently subject to a redemption fee of 2.00%, but may be in the future. The Funds will provide notice to shareholders before they implement the redemption fee.

7. Contingent deferred sales charge (Turner Spectrum Fund, Class C Shares):

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to the Spectrum Fund, Class C Shares, redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Spectrum Fund's prospectus.

8. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year or period ended September 30, 2009 were as follows (000):

	Purchases (000)	Sales (000)
Spectrum Fund	$48,296	$38,839
Concentrated Growth Fund	67,114	68,016
Core Growth Fund	662,202	624,672
Emerging Growth Fund	324,333	261,156
Large Cap Growth Fund	105,202	43,699
Midcap Growth Fund	1,020,286	1,091,742
New Enterprise Fund	48,976	55,297
Small Cap Growth Fund	237,591	223,761
Quantitative Broad Market Equity Fund	1,411	1,406
Quantitative Large Cap Value Fund	1,692	1,582
International Core Growth Fund	4,386	4,028
Midcap Equity Fund	4,335	2,998
Small Cap Equity Fund	78,047	69,312

9. Federal tax policies and information:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments and net operating losses. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended September 30, 2009 (000):

	Undistributed net investment income	Accumulated net realized gain (loss)	Paid-in capital
Spectrum Fund	$49	$(49)	$—
Concentrated Growth Fund	1	(1)	—
Core Growth Fund	23	(23)	—
Emerging Growth Fund	2,669	(13)	(2,656)
Midcap Growth Fund	2,161	7,906	(10,067)
New Enterprise Fund	2	(2)	—
Small Cap Growth Fund	715	(28)	(687)
International Core Growth Fund	(8)	8	—
Small Cap Equity Fund	(2)	10	(8)

The tax character of dividends and distributions declared during the years ended September 30, 2009 and September 30, 2008 were as follows (000):

	Ordinary income	Long-term capital gain	Total
Core Growth Fund
2009	$2,308	$—	$2,308
2008	885	—	885
Emerging Growth Fund
2009	$—	$12,445	$12,445
2008	2,910	84,527	87,437
Large Cap Growth Fund
2009	$98	$—	$98
2008	89	—	89
Quantitative Broad Market Equity Fund
2009	$4	$—	$4
2008	—	—	—
Quantitative Large Cap Value Fund
2009	$14	$—	$14
2008	76	42	118
International Core Growth Fund
2009	$42	$—	$42
2008	33	—	33
Small Cap Equity Fund
2009	$17	$—	$17
2008	3,123	6,394	9,517

TURNER FUNDS 2009 ANNUAL REPORT 79

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Undistributed ordinary income	Capital loss carryforward	Post- October losses	Post- October currency losses	Other Unrealized appreciation (depreciation)	Other temporary differences	Total distributable earnings (accumulated losses)
Spectrum Fund	$142	$—	$—	$(4)	$542	$4	$684
Concentrated Growth Fund	120	(143,620)	(1,680)	—	(21,704)	—	(166,884)
Core Growth Fund	1,904	(176,716)	(75,403)	—	49,453	—	(200,762)
Emerging Growth Fund	—	(41,623)	(55,723)	—	61,318	—	(36,028)
Large Cap Growth Fund	227	(11,703)	(6)	—	(8,444)	—	(19,926)
Midcap Growth Fund	—	(398,838)	(8,295)	—	46,049	—	(361,084)
New Enterprise Fund	22	(26,510)	(398)	—	369	—	(26,517)
Small Cap Growth Fund	—	(79,161)	(16,754)	—	24,683	—	(71,232)
Quantitative Broad Market Equity Fund	5	(48)	(129)	—	76	—	(96)
Quantitative Large Cap Value Fund	10	(155)	(176)	—	76	—	(245)
International Core Growth Fund	57	(1,090)	(484)	(3)	549	—	(971)
Midcap Equity Fund	3	(108)	(13)	—	86	—	(32)
Small Cap Equity Fund	—	(501)	(3,054)	—	(4,279)	5	(7,829)

Post-October losses represent losses realized on investment transactions from November 1, 2008 through September 30, 2009 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (000):

	Expiring September 30,
	2010	2011	2012	2014	2015	2016	2017	Total
Concentrated Growth Fund	$130,598	$12,850	$—	$—	$—	$172	$—	$143,620
Core Growth Fund	—	318	—	201	827	—	175,370	176,716
Emerging Growth Fund	—	—	—	—	—	—	41,623	41,623
Large Cap Growth Fund	—	11,642	—	—	—	61	—	11,703
Midcap Growth Fund	126,952	129,499	—	—	—	—	142,387	398,838
New Enterprise Fund	8,182	386	247	—	—	—	17,695	26,510
Small Cap Growth Fund	25,196	25,994	—	—	—	—	27,971	79,161
Quantitative Broad Market Equity Fund	—	—	—	—	—	—	48	48
Quantitative Large Cap Value Fund	—	—	—	—	—	—	155	155
International Core Growth Fund	—	—	—	—	—	—	1,090	1,090
Midcap Equity Fund	—	—	—	—	—	25	83	108
Small Cap Equity Fund	—	—	—	—	—	—	501	501

During the year ended September 30, 2009, the Concentrated Growth Fund and Large Cap Growth Fund utilized capital loss carryforwards of $5,366,353 and $3,891,650, respectively, to offset capital gains.

80 TURNER FUNDS 2009 ANNUAL REPORT

At September 30, 2009, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by the Funds, excluding securities sold short, were as follows (000):

Fund	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Spectrum Fund	$11,095	$909	$(270)	$639
Concentrated Growth Fund	61,865	9,102	(30,806)	(21,704)
Core Growth Fund	605,351	107,865	(58,412)	49,453
Emerging Growth Fund	424,557	102,115	(40,797)	61,318
Large Cap Growth Fund	106,429	10,393	(18,837)	(8,444)
Midcap Growth Fund	1,027,717	251,686	(205,637)	46,049
New Enterprise Fund	28,411	6,331	(5,962)	369
Small Cap Growth Fund	279,294	56,833	(32,150)	24,683
Quantitative Broad Market Equity Fund	457	83	(7)	76
Quantitative Large Cap Value Fund	700	131	(55)	76
International Core Growth Fund	3,329	722	(173)	549
Midcap Equity Fund	1,978	273	(187)	86
Small Cap Equity Fund	34,883	4,910	(9,189)	(4,279)

Management has analyzed the Funds' tax position taken on Federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' Federal and State income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

10. Concentrations/risks:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

11. Loans of portfolio securities:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans, made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.

In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

12. Derivative contracts:

Written Options—A summary of option contracts written during the period May 7, 2009 (commencement of operations) through September 30, 2009 for the Spectrum Fund is as follows:

	Option contracts	Option premiums (000)
Options outstanding at beginning of period	$—	$—
Options written	209	11
Options canceled in a closing purchase transaction	(99)	(7)
Options expired	(82)	(4)
Options outstanding at end of period	28	—

TURNER FUNDS 2009 ANNUAL REPORT 81

NOTES TO FINANCIAL STATEMENTS

13. In-kind transactions:

During the year ended September 30, 2009, the Midcap Growth Fund distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Fund's holdings based on shares outstanding. The value of the redemptions were as follows:

Date	Redemption	Securities	Cash	Realized loss	Fund shares redeemed
12/22/08	$8,209,938	$8,167,796	$42,142	$3,254,486	458,074
7/10/09	27,614,859	27,356,692	258,167	4,717,568	1,386,984

These transactions were completed pursuant to procedures adopted by the Board. These procedures are designed to minimize or eliminate any adverse tax implications to the Funds and its shareholders.

14. Subsequent events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 30, 2009, the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2009.

82 TURNER FUNDS 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Turner Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Turner Spectrum Fund, Turner Concentrated Growth Fund, Turner Core Growth Fund, Turner Emerging Growth Fund, Turner Large Cap Growth Fund, Turner Midcap Growth Fund, Turner New Enterprise Fund, Turner Small Cap Growth Fund, Turner Quantitative Broad Market Equity Fund, Turner Quantitative Large Cap Value Fund, Turner International Core Growth Fund, Turner Midcap Equity Fund, and Turner Small Cap Equity Fund, (collectively, the Funds), as of September 30, 2009, and the related statements of operations for the year or period then ended, the changes in net assets in the years or periods in the two-year period then ended, the statement of cash flows for the period then ended for the Turner Spectrum Fund and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Turner Funds as of September 30, 2009, the results of their operations for the year or period then ended, the changes in their net assets in each of the years or periods in the two-year period then ended, the cash flows for the period then ended for the Turner Spectrum Fund, and their financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
November 30, 2009

TURNER FUNDS 2009 ANNUAL REPORT 83

NOTICE TO SHAREHOLDERS  (Unaudited)

For shareholders that do not have a September 30th, 2009 tax year end, this notice is for informational purposes only. For shareholders with a September 30th, 2009 year end, please consult your tax advisor as to the pertinance of this notice. For the fiscal year ended September 30th, 2009, each portfolio is designating the following items with regard to distributions paid during the year.

	Long term (15% rate) capital gain distribution	Ordinary income distributions	Total distributions	Dividends qualifying for corporate dividends receivable deduction(1)	Qualifying dividend income(2)	Qualifying interest income(3)	Qualifying short-term capital gain(4)
Turner Spectrum Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Turner Concentrated Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Turner Core Growth Fund	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%
Turner Emerging Growth Fund	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Turner Large Cap Growth Fund	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%
Turner Midcap Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Turner New Enterprise Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Turner Small Cap Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Turner Quantitative Broad Market Equity Fund	0.00%	100.00%	100.00%	80.38%	73.66%	0.00%	0.00%
Turner Quantitative Large Cap Value Fund	0.00%	100.00%	100.00%	57.16%	55.87%	0.00%	0.00%
Turner International Core Growth Fund*	0.00%	100.00%	100.00%	0.45%	95.78%	0.00%	0.00%
Turner Midcap Equity Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Turner Small Cap Equity Fund	0.00%	100.00%	100.00%	98.10%	100.00%	0.00%	100.00%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distribuions". It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(4)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

*  The Turner International Core Growth Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2009 the total amount of foreign source income is $68,816. The total amount of foreign tax paid is $6,127. Your allocable share of the foreign tax credit will be reported on Form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the Shareholders for the calendar year ending December 31, 2009. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

84 TURNER FUNDS 2009 ANNUAL REPORT

TRUSTEES AND OFFICERS OF THE TRUST

Name, address and age(1)	Position held with Trust and length of service(2)	Principal occupation(s) during past 5 years	Number of portfolios in complex overseen by trustee	Other directorships held
Interested Trustee*

Robert E. Turner (53)	Trustee (since 1996)	Chairman and Chief Investment Officer, Turner (since 1990).	13	None

* Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner.

Non-Interested Trustees

Alfred C. Salvato (51)	Chairman of the Board (since 2004); Trustee (since 1996)	Chief Investment Officer & Treasurer, Thomas Jefferson University (since 2003) Treasurer since 1995.	13	None

Janet F. Sansone (64)	Trustee (since 1997)	Chief Management Officer, United States Government Printing Office (since 2008); Self-employed Consultant (1999-2007).	13	None

John T. Wholihan (71)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), College of Business Administration, Loyola Marymount University.	13	None

Executive Officers

Thomas R. Trala, Jr. (43)	President (since 2004)	Chief Operating Officer (since 2004) and Chief Financial Officer (since 1995), Turner.	N/A	N/A

Michael Lawson SEI One Freedom Valley Drive, Oaks, PA 19456 (48)	Controller and Chief Financial Officer (since 2005)	Director, Fund Accounting, SEI Investments (since 2005); Manager, Fund Accounting (since 1998).	N/A	N/A

Brian F. McNally (51)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004), Turner	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004).	N/A	N/A

Calvin Fisher (36)	Vice-President and Assistant Secretary (since 2006), Turner	Director – Mutual Fund Administration and Compliance (since 2005); Manager, Mutual Fund Administration (since 2001).	N/A	N/A

(1)  Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Legal Officer.

(2)  Each Trustee serves until his or her respective successor has been duly elected and qualified. Each officer serves a one-year term.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1.800.224.6312.

TURNER FUNDS 2009 ANNUAL REPORT 85

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expenses Paid During Period*
Turner Spectrum Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,081.00	2.44%	$10.16	**
Hypothetical 5% Return	1,000.00	1,012.84	2.44	12.31
Turner Spectrum Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,080.00	2.71	11.27	**
Hypothetical 5% Return	1,000.00	1,011.48	2.71	13.67
Turner Spectrum Fund — Class C Shares
Actual Fund Return	1,000.00	1,082.20	2.35	5.23	***
Hypothetical 5% Return	1,000.00	1,013.29	2.35	11.86
Turner Concentrated Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,456.30	0.92	5.66
Hypothetical 5% Return	1,000.00	1,020.46	0.92	4.66
Turner Core Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,327.50	0.69	4.03
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expenses Paid During Period*
Turner Core Growth Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,324.80	0.94%	$5.48
Hypothetical 5% Return	1,000.00	1,020.36	0.94	4.76
Turner Emerging Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,356.10	1.15	6.79
Hypothetical 5% Return	1,000.00	1,019.30	1.15	5.82
Turner Emerging Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,354.00	1.40	8.26
Hypothetical 5% Return	1,000.00	1,018.05	1.40	7.08
Turner Large Cap Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,300.90	0.69	3.98
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
Turner Large Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,298.80	0.94	5.42
Hypothetical 5% Return	1,000.00	1,020.36	0.94	4.76

86 TURNER FUNDS 2009 ANNUAL REPORT

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expenses Paid During Period*
Turner Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,459.20	0.93%	$5.73
Hypothetical 5% Return	1,000.00	1,020.41	0.93	4.71
Turner Midcap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,457.40	1.18	7.27
Hypothetical 5% Return	1,000.00	1,019.15	1.18	5.97
Turner Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	1,000.00	1,455.80	1.43	8.80
Hypothetical 5% Return	1,000.00	1,017.90	1.43	7.23
Turner New Enterprise Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,545.50	0.88	5.62
Hypothetical 5% Return	1,000.00	1,020.66	0.88	4.46
Turner Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,436.60	1.25	7.64
Hypothetical 5% Return	1,000.00	1,018.80	1.25	6.33
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,355.60	0.64	3.78
Hypothetical 5% Return	1,000.00	1,021.86	0.64	3.24
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,356.20	0.89	5.26
Hypothetical 5% Return	1,000.00	1,020.61	0.89	4.51
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,300.20	0.69	3.98
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expenses Paid During Period*
Turner Quantitative Large Cap Value Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,298.40	0.94%	$5.42
Hypothetical 5% Return	1,000.00	1,020.36	0.94	4.76
Turner International Core Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,503.60	1.10	6.90
Hypothetical 5% Return	1,000.00	1,019.55	1.10	5.57
Turner International Core Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,503.60	1.35	8.47
Hypothetical 5% Return	1,000.00	1,018.30	1.35	6.83
Turner Midcap Equity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,269.60	0.90	5.12
Hypothetical 5% Return	1,000.00	1,020.56	0.90	4.56
Turner Midcap Equity Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,266.70	1.15	6.53
Hypothetical 5% Return	1,000.00	1,019.30	1.15	5.82
Turner Small Cap Equity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,330.20	1.20	7.01
Hypothetical 5% Return	1,000.00	1,019.05	1.20	6.07
Turner Small Cap Equity Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,328.80	1.45	8.47
Hypothetical 5% Return	1,000.00	1,017.80	1.45	7.33

  *  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period from 4/1/09 - 9/30/09.)

  **  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 146/365 (to reflect the period from inception to date, 5/7/09 - 9/30/09.)

  ***  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 78/365 (to reflect the period from inception to date, 7/14/09 - 9/30/09.)

TURNER FUNDS 2009 ANNUAL REPORT 87

Turner Funds

Turner Funds' trustees

Alfred C. Salvato

Chief Investment Officer & Treasurer

Thomas Jefferson University

Janet F. Sansone

Chief Management Officer

Office of The Public Printer of the United States

Robert E. Turner

Chairman and Chief Investment Officer

Turner Investment Partners, Inc.

Dr. John T. Wholihan

Professor, Dean Emeritus, College of Business

Loyola Marymount University

Investment advisers

Turner Investment Partners, Inc.

Turner Investment Management LLC

Berwyn, Pennsylvania

Distributor

SEI Investments Distribution Company

Oaks, Pennsylvania

Administrator

Turner Investment Partners, Inc.

Berwyn, Pennsylvania

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

This report was prepared for shareholders of the Turner Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management LLC ("TIM") (with respect to the Small Cap Equity Fund and Midcap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' website, www.turnerinvestments.com; (ii) on the Commission's website at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

88 TURNER FUNDS 2009 ANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-AR-002-0306

Item 2.   Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer.

Item 3.   Audit Committee Financial Expert.

The Board of Trustees of the Turner Funds has determined that the Board’s Audit Committee does not have an “audit committee financial expert,” as the Securities and Exchange Commission has defined that term.  After carefully considering all of the factors involved in the definition of “audit committee financial expert,” the Board determined that none of the members of the audit committee possessed all five attributes in the definition, although some members of the Audit Committees possessed some of the attributes.  The Board also determined that the Audit Committee members have general financial expertise, and given the size and types of the Turner Funds and in light of the nature of the accounting and valuation issues presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

Item 4.   Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) Related to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2009			2008
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$236,000	N/A	N/A	$243,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees (2)	$76,150	N/A	N/A	$62,400	N/A	N/A
(d)	All Other Fees (3)	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)          Audit fees include fees related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)          Tax fees consist of tax compliance services for the Trust.  These services primarily included review of federal income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(3)          All Other Fees consist of fees for services provided in connection with an assessment of the advisor’s anti-money laundering program.

(e)(1)       The audit committee does not have pre-approval policies and procedures.  Instead, the audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)       Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2009	2008
Audit-Related Fees	0.00%	0.00%
Tax Fees	0.00%	0.00%
All Other Fees	0.00%	0.00%

(f)            Not applicable.

(g)           The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $76,150 and $62,400 for 2009 and 2008, respectively, as described above.

(h)           The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11.   Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.   Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President and CEO

Date: December 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President and CEO

Date: December 9, 2009

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Controller and CFO

Date: December 9, 2009